UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02361

Voya Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Intermediate Bond Portfolio

The schedules are not audited.

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 30.1%
		Basic Materials: 0.6%
1,220,000		Albemarle Corp., 3.000%, 12/01/19	$1,228,746	0.0
4,000,000	L	ArcelorMittal, 6.500%, 03/01/21	3,960,000	0.1
793,000		Barrick Gold Corp., 4.100%, 05/01/23	773,732	0.0
2,440,000	#	BHP Billiton Finance USA Ltd., 6.750%, 10/19/75	2,443,050	0.0
4,000,000		Eagle Spinco, Inc., 4.625%, 02/15/21	3,885,400	0.1
4,870,000		Eastman Chemical Co., 2.700%, 01/15/20	4,975,689	0.1
4,500,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	4,523,787	0.1
6,047,000	#	Glencore Funding LLC, 2.875%, 04/16/20	5,386,825	0.1
2,804,000		Goldcorp, Inc., 3.700%, 03/15/23	2,750,957	0.1
1,000,000		PolyOne Corp., 5.250%, 03/15/23	1,000,000	0.0
			30,928,186	0.6

		Communications: 3.0%
2,002,000		21st Century Fox America, Inc., 3.000%, 09/15/22	2,065,772	0.0
6,026,000		Alibaba Group Holding Ltd, 3.600%, 11/28/24	6,086,055	0.1
6,008,000		AT&T, Inc., 2.800%, 02/17/21	6,158,819	0.1
4,368,000		AT&T, Inc., 3.600%, 02/17/23	4,546,088	0.1
3,818,000		AT&T, Inc., 3.800%, 03/15/22	4,030,827	0.1
5,282,000		AT&T, Inc., 4.125%, 02/17/26	5,591,789	0.1
2,338,000		AT&T, Inc., 4.800%, 06/15/44	2,297,113	0.1
2,364,000		AT&T, Inc., 5.150%, 03/15/42	2,391,945	0.1
1,842,000		AT&T, Inc., 5.350%, 09/01/40	1,938,915	0.0
4,874,000		CBS Corp., 2.300%, 08/15/19	4,929,286	0.1
2,927,000		CBS Corp., 3.700%, 08/15/24	3,021,767	0.1
2,415,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	2,436,795	0.1
500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	511,250	0.0
4,297,000	#	CCO Safari II LLC, 4.464%, 07/23/22	4,506,681	0.1
3,235,000	#	CCO Safari II LLC, 4.908%, 07/23/25	3,418,593	0.1
2,200,000		Cisco Systems, Inc., 3.000%, 06/15/22	2,339,850	0.1
8,314,000		Comcast Corp., 3.150%, 03/01/26	8,666,098	0.2
1,000,000		CSC Holdings LLC, 5.250%, 06/01/24	893,750	0.0
1,000,000		DISH DBS Corp., 5.125%, 05/01/20	995,000	0.0
1,000,000		DISH DBS Corp., 5.000%, 03/15/23	892,500	0.0
4,221,000		eBay, Inc., 2.875%, 08/01/21	4,277,587	0.1
621,000	L	eBay, Inc., 3.450%, 08/01/24	614,278	0.0
3,052,000		eBay, Inc., 4.000%, 07/15/42	2,392,676	0.1
575,000		Netflix, Inc., 5.750%, 03/01/24	609,500	0.0
2,800,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 02/15/24	2,926,000	0.1
2,350,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	2,467,500	0.1
2,040,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	2,051,897	0.0
1,425,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	1,462,874	0.0
6,357,000		Time Warner Cable, Inc., 4.050%, 12/15/23	6,868,904	0.1
4,577,000		Time Warner Cable, Inc., 5.350%, 12/15/43	4,890,181	0.1
3,953,000		Time Warner Cable, Inc., 5.875%, 11/15/40	4,105,333	0.1
3,066,000		Time Warner, Inc., 4.850%, 07/15/45	3,131,996	0.1
914,000		Time Warner, Inc., 6.500%, 11/15/36	1,063,713	0.0
1,000,000		T-Mobile USA, Inc., 6.731%, 04/28/22	1,049,800	0.0
7,380,000		Verizon Communications, Inc., 3.000%, 11/01/21	7,681,325	0.2
6,152,000		Verizon Communications, Inc., 3.500%, 11/01/24	6,469,049	0.1
909,000		Verizon Communications, Inc., 4.150%, 03/15/24	990,330	0.0
2,084,000		Verizon Communications, Inc., 4.862%, 08/21/46	2,207,183	0.0
1,785,000		Verizon Communications, Inc., 5.012%, 08/21/54	1,798,955	0.0
3,988,000		Verizon Communications, Inc., 5.050%, 03/15/34	4,336,260	0.1
11,888,000		Verizon Communications, Inc., 5.150%, 09/15/23	13,747,759	0.3
1,050,000		Verizon Communications, Inc., 6.550%, 09/15/43	1,386,147	0.0
			144,248,140	3.0

		Consumer, Cyclical: 1.3%
3,868,000		CVS Health Corp., 3.500%, 07/20/22	4,154,147	0.1
5,273,000		CVS Health Corp., 5.125%, 07/20/45	6,134,735	0.1
78,816		CVS Pass-Through Trust, 6.943%, 01/10/30	91,217	0.0
1,590,000		Ford Motor Co., 4.750%, 01/15/43	1,592,770	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
2,728,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	$2,840,756	0.1
1,633,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,941,509	0.0
5,330,000		General Motors Co., 6.600%, 04/01/36	5,882,902	0.1
3,114,000		General Motors Financial Co., Inc., 3.100%, 01/15/19	3,169,507	0.1
4,380,000		General Motors Financial Co., Inc., 4.200%, 03/01/21	4,530,865	0.1
2,367,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	2,348,301	0.0
1,813,000		Kohl's Corp., 5.550%, 07/17/45	1,646,853	0.0
3,000,000		LKQ Corp., 4.750%, 05/15/23	2,940,000	0.1
5,395,000		McDonald's Corp., 3.700%, 01/30/26	5,730,046	0.1
4,890,000		McDonald's Corp., 4.875%, 12/09/45	5,365,288	0.1
5,417,000		MDC Holdings, Inc., 6.000%, 01/15/43	4,171,090	0.1
200,000	#	Nemak SA de CV, 5.500%, 02/28/23	206,500	0.0
2,700,000		Newell Rubbermaid, Inc., 2.150%, 10/15/18	2,702,087	0.1
3,890,000		Newell Rubbermaid, Inc., 4.200%, 04/01/26	4,076,689	0.1
2,306,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	2,582,720	0.1
			62,107,982	1.3

		Consumer, Non-cyclical: 6.3%
5,450,000		AbbVie, Inc., 2.500%, 05/14/20	5,557,207	0.1
1,780,000		AbbVie, Inc., 3.200%, 11/06/22	1,843,920	0.0
6,566,000		Actavis Funding SCS, 3.450%, 03/15/22	6,827,931	0.1
2,120,000		Actavis Funding SCS, 3.850%, 06/15/24	2,226,706	0.0
8,046,000		Altria Group, Inc., 2.625%, 01/14/20	8,326,709	0.2
1,619,000		Amgen, Inc., 3.875%, 11/15/21	1,757,743	0.0
499,000		Amsurg Corp., 5.625%, 07/15/22	515,841	0.0
20,689,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	21,783,965	0.5
3,932,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	4,258,564	0.1
8,910,000		AstraZeneca PLC, 1.750%, 11/16/18	9,001,497	0.2
5,230,000		Automatic Data Processing, Inc., 3.375%, 09/15/25	5,600,446	0.1
4,120,000	#	BAT International Finance PLC, 3.500%, 06/15/22	4,388,233	0.1
4,607,000		Becton Dickinson and Co., 1.800%, 12/15/17	4,628,681	0.1
2,355,000		Becton Dickinson and Co., 2.675%, 12/15/19	2,416,922	0.1
3,262,000		Biogen, Inc., 4.050%, 09/15/25	3,494,284	0.1
4,374,000		Cardinal Health, Inc., 2.400%, 11/15/19	4,445,795	0.1
7,362,000		Celgene Corp., 2.250%, 05/15/19	7,475,883	0.2
8,810,000		Coca-Cola Co., 0.875%, 10/27/17	8,828,386	0.2
11,030,000		Coca-Cola Co., 1.875%, 10/27/20	11,214,510	0.2
4,000,000		Constellation Brands, Inc., 3.750%, 05/01/21	4,060,000	0.1
3,110,000		Danaher Corp., 2.400%, 09/15/20	3,214,185	0.1
2,220,000		Danaher Corp., 3.350%, 09/15/25	2,365,246	0.1
7,192,000		General Mills, Inc., 2.200%, 10/21/19	7,320,744	0.2
2,404,000		Gilead Sciences, Inc., 2.550%, 09/01/20	2,478,240	0.1
5,925,000		Gilead Sciences, Inc., 3.500%, 02/01/25	6,275,902	0.1
10,950,000		Gilead Sciences, Inc., 3.650%, 03/01/26	11,668,068	0.2
1,000,000		HCA, Inc., 5.875%, 03/15/22	1,085,000	0.0
5,880,000	#	HJ Heinz Co., 2.800%, 07/02/20	6,030,552	0.1
5,019,000	#	Kraft Heinz Foods Co., 3.950%, 07/15/25	5,356,533	0.1
1,334,000		Humana, Inc., 3.150%, 12/01/22	1,353,656	0.0
3,770,000	#	Imperial Tobacco Finance PLC, 2.950%, 07/21/20	3,870,897	0.1
4,260,000	#	Imperial Tobacco Finance PLC, 3.750%, 07/21/22	4,455,947	0.1
4,380,000		Johnson & Johnson, 2.450%, 03/01/26	4,407,217	0.1
8,660,000		Kroger Co., 2.300%, 01/15/19	8,864,281	0.2
4,607,000		Laboratory Corp. of America Holdings, 2.200%, 08/23/17	4,634,642	0.1
10,144,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	10,199,478	0.2
4,460,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	4,529,679	0.1
5,783,000		McKesson Corp., 2.284%, 03/15/19	5,853,697	0.1
2,930,000		Mead Johnson Nutrition Co., 3.000%, 11/15/20	3,015,421	0.1
5,843,000		Medtronic, Inc., 3.150%, 03/15/22	6,194,994	0.1
7,921,000		Medtronic, Inc., 3.500%, 03/15/25	8,464,895	0.2
5,046,000		Medtronic, Inc., 4.375%, 03/15/35	5,474,966	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
11,072,000		Merck & Co., Inc., 2.350%, 02/10/22	$11,308,055	0.2
4,980,000		Merck & Co., Inc., 2.750%, 02/10/25	5,106,238	0.1
2,830,000	#	Mylan NV, 3.750%, 12/15/20	2,905,657	0.1
660,000		Novartis Capital Corp., 3.000%, 11/20/25	689,245	0.0
6,940,000		Novartis Capital Corp., 4.000%, 11/20/45	7,449,354	0.2
6,604,000		PepsiCo, Inc., 2.150%, 10/14/20	6,777,553	0.1
5,876,000		Philip Morris International, Inc., 4.250%, 11/10/44	6,236,951	0.1
1,328,000		Reynolds American, Inc., 4.450%, 06/12/25	1,464,459	0.0
1,533,000		Reynolds American, Inc., 5.700%, 08/15/35	1,798,621	0.0
470,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	404,200	0.0
3,378,000		St Jude Medical, Inc., 2.800%, 09/15/20	3,459,238	0.1
2,200,000		Sysco Corp., 1.900%, 04/01/19	2,215,688	0.0
2,200,000		Sysco Corp., 2.500%, 07/15/21	2,227,331	0.0
4,420,000		Sysco Corp., 2.600%, 10/01/20	4,512,771	0.1
1,574,000		Tyson Foods, Inc., 3.950%, 08/15/24	1,681,559	0.0
5,000,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	3,962,500	0.1
3,222,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	3,256,591	0.1
2,935,000		Zimmer Biomet Holdings, Inc., 4.450%, 08/15/45	2,878,994	0.1
			304,102,468	6.3

		Diversified: 0.1%
6,320,000		MUFG Americas Holdings Corp., 2.250%, 02/10/20	6,293,627	0.1

		Energy: 2.8%
4,050,000		Anadarko Petroleum Corp., 4.850%, 03/15/21	4,129,481	0.1
1,956,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	2,049,069	0.0
5,420,000		BP Capital Markets PLC, 2.315%, 02/13/20	5,469,636	0.1
3,998,000		BP Capital Markets PLC, 3.062%, 03/17/22	4,099,705	0.1
1,937,000		Cenovus Energy, Inc., 3.800%, 09/15/23	1,743,972	0.0
5,824,000		Chevron Corp., 2.419%, 11/17/20	5,990,054	0.1
2,522,000	#	Columbia Pipeline Group, Inc., 4.500%, 06/01/25	2,509,388	0.1
4,150,000		ConocoPhillips Co., 4.950%, 03/15/26	4,342,602	0.1
5,393,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	5,135,732	0.1
4,760,000		Enable Midstream Partners L.P., 3.900%, 05/15/24	3,770,772	0.1
2,932,000		Enbridge Energy Partners, 9.875%, 03/01/19	3,280,501	0.1
2,018,000		Enbridge, Inc., 3.500%, 06/10/24	1,822,309	0.0
771,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	742,013	0.0
3,770,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	4,172,089	0.1
2,091,000	L	Enterprise Products Operating LLC, 3.700%, 02/15/26	2,080,296	0.1
1,540,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	1,540,722	0.0
3,058,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	2,951,472	0.1
424,000		Enterprise Products Operating LLC, 5.700%, 02/15/42	430,561	0.0
3,510,000		Exxon Mobil Corp., 2.726%, 03/01/23	3,574,152	0.1
4,149,000		Exxon Mobil Corp., 3.043%, 03/01/26	4,253,667	0.1
917,000		FMC Technologies, Inc., 3.450%, 10/01/22	816,492	0.0
3,970,000		Halliburton Co., 2.700%, 11/15/20	4,034,771	0.1
6,759,000		HollyFrontier Corp., 5.875%, 04/01/26	6,744,083	0.1
2,700,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	2,562,362	0.1
3,893,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	3,374,920	0.1
2,116,000	L	Kinder Morgan, Inc./DE, 4.300%, 06/01/25	2,017,306	0.0
262,000	L	Kinder Morgan, Inc./DE, 5.050%, 02/15/46	223,304	0.0
949,000		Marathon Petroleum Corp., 4.750%, 09/15/44	762,295	0.0
2,271,000		Marathon Petroleum Corp., 5.000%, 09/15/54	1,784,472	0.0
3,967,000		Marathon Petroleum Corp., 6.500%, 03/01/41	3,948,073	0.1
5,878,000	L	Occidental Petroleum Corp., 3.500%, 06/15/25	6,029,259	0.1
1,510,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,463,024	0.0
1,067,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	943,250	0.0
1,067,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	953,821	0.0
4,050,000		Shell International Finance BV, 2.250%, 11/10/20	4,104,671	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
7,530,000		Shell International Finance BV, 3.250%, 05/11/25	$7,600,699	0.2
1,780,000		Shell International Finance BV, 4.375%, 05/11/45	1,792,166	0.0
7,090,000		Statoil ASA, 2.450%, 01/17/23	6,882,369	0.2
1,891,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,739,393	0.0
2,200,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	1,854,329	0.0
9,500,000		Transocean, Inc., 4.300%, 10/15/22	5,296,250	0.1
8,967,000		Williams Partners L.P., 3.600%, 03/15/22	7,372,694	0.2
			136,388,196	2.8

		Financial: 10.6%
5,202,000		Abbey National Treasury Services PLC/United Kingdom, 2.375%, 03/16/20	5,208,008	0.1
5,820,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	5,862,643	0.1
8,766,400		Aegon NV, 2.074%, 07/29/49	5,507,780	0.1
2,010,000		American International Group, Inc., 3.750%, 07/10/25	2,012,394	0.0
737,000		American International Group, Inc., 3.875%, 01/15/35	660,616	0.0
354,000		American International Group, Inc., 8.175%, 05/15/68	440,730	0.0
3,300,000		Ally Financial, Inc., 7.500%, 09/15/20	3,667,125	0.1
5,280,000		American Express Credit Corp., 1.875%, 11/05/18	5,315,334	0.1
6,781,000		American Tower Corp., 3.400%, 02/15/19	6,962,921	0.1
2,012,000		American Tower Corp., 4.500%, 01/15/18	2,097,621	0.0
9,320,000	#	Athene Global Funding, 2.875%, 10/23/18	9,178,858	0.2
3,077,000		Bank of America Corp., 2.625%, 10/19/20	3,103,044	0.1
7,900,000		Bank of America Corp., 3.875%, 08/01/25	8,235,394	0.2
1,732,000		Bank of America Corp., 3.950%, 04/21/25	1,728,278	0.0
2,453,000		Bank of America Corp., 4.250%, 10/22/26	2,499,730	0.1
2,258,000		Bank of America Corp., 4.200%, 08/26/24	2,302,882	0.0
3,340,000		Bank of America Corp., 4.000%, 04/01/24	3,510,878	0.1
1,702,000		Bank of America Corp., 4.750%, 04/21/45	1,699,867	0.0
6,475,000	#	Barclays Bank PLC, 6.050%, 12/04/17	6,859,725	0.1
7,140,000		Barclays PLC, 3.250%, 01/12/21	7,129,754	0.1
4,050,000		Berkshire Hathaway, Inc., 2.750%, 03/15/23	4,135,414	0.1
3,247,000	#	BNP Paribas SA, 4.375%, 09/28/25	3,241,298	0.1
3,335,000	#	BPCE SA, 5.150%, 07/21/24	3,413,479	0.1
2,310,000		Capital One NA/Mclean VA, 1.650%, 02/05/18	2,294,645	0.0
6,370,000		Chubb INA Holdings, Inc., 2.300%, 11/03/20	6,482,927	0.1
7,000,000		Citigroup, Inc., 1.800%, 02/05/18	7,000,175	0.1
4,452,000		Citigroup, Inc., 2.650%, 10/26/20	4,500,692	0.1
5,940,000		Citigroup, Inc., 4.450%, 09/29/27	5,993,484	0.1
4,879,000		Citigroup, Inc., 5.500%, 09/13/25	5,351,321	0.1
12,027,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	12,023,885	0.3
6,240,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	6,464,247	0.1
1,370,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	1,649,000	0.0
5,010,000		Cooperatieve Rabobank UA/NY, 2.500%, 01/19/21	5,070,205	0.1
7,946,000		Corporate Office Properties L.P., 3.700%, 06/15/21	7,904,633	0.2
4,514,000	#	Credit Suisse AG, 6.500%, 08/08/23	4,874,195	0.1
6,922,000		Credit Suisse/New York NY, 1.750%, 01/29/18	6,936,917	0.1
1,961,000		Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	1,877,669	0.0
5,703,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	5,685,646	0.1
1,010,000		Discover Financial Services, 6.450%, 06/12/17	1,059,381	0.0
813,000		Duke Realty Corp., 3.625%, 04/15/23	818,873	0.0
924,000		Duke Realty Corp., 3.875%, 10/15/22	943,713	0.0
1,472,000		Duke Realty Corp., 4.375%, 06/15/22	1,552,635	0.0
1,000,000		Equinix, Inc., 5.375%, 04/01/23	1,040,000	0.0
5,836,000		Equity One, Inc., 3.750%, 11/15/22	5,862,653	0.1
1,655,000		Essex Portfolio L.P., 3.500%, 04/01/25	1,658,270	0.0
8,648,000		Fifth Third Bancorp, 4.500%, 06/01/18	9,143,176	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
7,969,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	$8,045,152	0.2
5,936,000		Goldman Sachs Group, Inc., 2.750%, 09/15/20	6,034,253	0.1
2,391,000		Goldman Sachs Group, Inc., 2.900%, 07/19/18	2,448,520	0.1
7,135,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	7,266,748	0.2
1,922,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	1,960,463	0.0
3,984,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	4,755,573	0.1
3,770,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	4,708,753	0.1
5,994,000	#	HBOS PLC, 6.750%, 05/21/18	6,497,352	0.1
3,170,000		HCP, Inc., 3.875%, 08/15/24	3,066,129	0.1
3,918,000		HCP, Inc., 4.000%, 06/01/25	3,773,904	0.1
10,156,000		Huntington National Bank, 2.200%, 11/06/18	10,205,754	0.2
3,400,000	#	ING Bank NV, 2.000%, 11/26/18	3,411,638	0.1
5,600,000		Intercontinental Exchange, Inc., 2.750%, 12/01/20	5,717,792	0.1
300,000		International Lease Finance Corp., 5.750%, 05/15/16	300,835	0.0
3,000,000	#	International Lease Finance Corp., 6.750%, 09/01/16	3,048,750	0.1
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,754,922	0.1
5,006,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	5,155,064	0.1
2,792,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	3,021,028	0.1
5,778,000		JPMorgan Chase & Co., 2.550%, 10/29/20	5,861,977	0.1
6,068,000		JPMorgan Chase & Co., 3.900%, 07/15/25	6,459,944	0.1
4,628,000		JPMorgan Chase & Co., 4.125%, 12/15/26	4,808,432	0.1
3,508,000		JPMorgan Chase & Co., 6.100%, 10/29/49	3,579,072	0.1
1,758,000		JPMorgan Chase & Co., 6.000%, 12/29/49	1,773,822	0.0
3,793,000		JPMorgan Chase & Co., 6.125%, 12/29/49	3,887,825	0.1
6,071,000		KeyBank NA/Cleveland OH, 2.250%, 03/16/20	6,079,900	0.1
3,650,000		Kimco Realty Corp., 3.125%, 06/01/23	3,620,183	0.1
6,654,000		Manufacturers & Traders Trust Co., 2.100%, 02/06/20	6,642,136	0.1
4,500,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/21	4,599,189	0.1
5,649,000	#	Mitsubishi UFJ Trust & Banking Corp., 2.650%, 10/19/20	5,750,168	0.1
2,908,000	#	Mizuho Bank Ltd., 2.150%, 10/20/18	2,911,298	0.1
3,974,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	4,029,235	0.1
8,760,000		Morgan Stanley, 2.800%, 06/16/20	8,934,184	0.2
3,720,000		Morgan Stanley, 3.875%, 01/27/26	3,889,933	0.1
3,219,000		Morgan Stanley, 3.950%, 04/23/27	3,231,203	0.1
4,591,000		Morgan Stanley, 4.000%, 07/23/25	4,811,960	0.1
1,380,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	1,447,275	0.0
4,458,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 11/01/20	4,543,380	0.1
5,950,000	#	New York Life Global Funding, 1.550%, 11/02/18	5,966,761	0.1
2,661,000	#,L	Nordea Bank AB, 6.125%, 12/29/49	2,544,581	0.1
3,716,000		PNC Bank NA, 2.250%, 07/02/19	3,777,366	0.1
3,859,000		PNC Bank NA, 2.450%, 11/05/20	3,928,832	0.1
5,330,000	#	Principal Life Global Funding II, 2.625%, 11/19/20	5,409,284	0.1
2,757,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	2,865,165	0.1
600,000	#	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	657,000	0.0
4,844,000		Santander Bank NA, 2.000%, 01/12/18	4,805,229	0.1
4,940,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.250%, 10/28/25	4,853,130	0.1
4,782,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	4,818,391	0.1
4,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	4,140,000	0.1
8,133,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	8,236,492	0.2
4,379,000		Synchrony Financial, 2.700%, 02/03/20	4,344,634	0.1
4,539,000		Synchrony Financial, 3.750%, 08/15/21	4,667,050	0.1
4,149,000		UBS AG/Stamford CT, 7.625%, 08/17/22	4,758,069	0.1
2,720,000	#	UBS Group Funding Jersey Ltd., 3.000%, 04/15/21	2,722,980	0.1
6,858,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	6,852,263	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
3,101,000	#	UBS Group Funding Jersey Ltd., 4.125%, 09/24/25	$3,112,843	0.1
7,550,000		US Bancorp, 2.350%, 01/29/21	7,676,863	0.2
14,864,000		Visa, Inc., 2.800%, 12/14/22	15,530,948	0.3
5,740,000		Visa, Inc., 3.150%, 12/14/25	6,001,968	0.1
3,688,000		Visa, Inc., 4.150%, 12/14/35	3,972,109	0.1
222,000		Vornado Realty L.P., 2.500%, 06/30/19	224,053	0.0
2,455,000		Washington Real Estate Investment Trust, 3.950%, 10/15/22	2,458,741	0.1
5,165,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	5,205,385	0.1
3,328,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	3,394,567	0.1
4,220,000		Wells Fargo & Co., 3.900%, 05/01/45	4,232,795	0.1
5,369,000		Wells Fargo & Co., 4.100%, 06/03/26	5,627,882	0.1
3,456,000		Wells Fargo & Co., 5.900%, 12/29/49	3,506,762	0.1
2,277,000		Wells Fargo & Co., 4.300%, 07/22/27	2,420,490	0.1
3,304,000		XLIT Ltd., 5.500%, 03/31/45	3,182,102	0.1
			512,890,596	10.6

		Industrial: 1.3%
4,853,000	#	AP Moeller - Maersk A/S, 2.550%, 09/22/19	4,811,429	0.1
4,410,000		Boeing Co., 1.650%, 10/30/20	4,414,591	0.1
2,890,000		Boeing Co., 2.600%, 10/30/25	2,943,517	0.1
308,000	#,L	Cemex SAB de CV, 6.125%, 05/05/25	288,750	0.0
5,387,000		Eaton Corp., 1.500%, 11/02/17	5,394,105	0.1
9,914,000		General Electric Co., 5.000%, 12/29/49	10,223,812	0.2
2,304,000		Jabil Circuit, Inc., 7.750%, 07/15/16	2,338,830	0.0
5,310,000		Lockheed Martin Corp., 2.500%, 11/23/20	5,446,977	0.1
5,130,000		Lockheed Martin Corp., 3.550%, 01/15/26	5,441,258	0.1
5,167,000		Lockheed Martin Corp., 3.800%, 03/01/45	5,035,360	0.1
2,180,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	2,275,375	0.0
2,388,000	#	Rolls-Royce PLC, 2.375%, 10/14/20	2,398,679	0.1
2,300,000	#	Siemens Financieringsmaatschappij NV, 3.250%, 05/27/25	2,403,744	0.1
3,384,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	3,392,592	0.1
4,400,000		Tyco International Finance SA, 3.900%, 02/14/26	4,577,329	0.1
			61,386,348	1.3

		Technology: 2.8%
13,940,000		Apple, Inc., 1.550%, 02/07/20	14,009,045	0.3
6,730,000		Apple, Inc., 2.150%, 02/09/22	6,799,656	0.1
2,040,000		Apple, Inc., 2.500%, 02/09/25	2,031,042	0.0
2,877,000		Apple, Inc., 3.250%, 02/23/26	3,004,523	0.1
2,880,000		Apple, Inc., 4.650%, 02/23/46	3,152,722	0.1
3,750,000		Applied Materials, Inc., 3.900%, 10/01/25	3,984,600	0.1
2,877,000		Fidelity National Information Services, Inc., 2.850%, 10/15/18	2,926,145	0.1
5,532,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	5,725,631	0.1
5,155,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	5,191,028	0.1
3,867,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	3,934,935	0.1
2,020,000	#	HP Enterprise Co., 3.600%, 10/15/20	2,103,485	0.0
2,470,000	#	HP Enterprise Co., 4.400%, 10/15/22	2,584,862	0.1
770,000	#	HP Enterprise Co., 4.900%, 10/15/25	794,625	0.0
4,849,000		Intel Corp., 2.450%, 07/29/20	5,022,875	0.1
6,560,000		Intel Corp., 3.700%, 07/29/25	7,196,878	0.2
6,980,000		International Business Machines Corp., 1.125%, 02/06/18	6,995,684	0.1
6,840,000		International Business Machines Corp., 2.875%, 11/09/22	7,103,039	0.1
3,022,000		KLA-Tencor Corp., 4.125%, 11/01/21	3,160,734	0.1
6,380,000		Microsoft Corp., 1.300%, 11/03/18	6,445,580	0.1
11,264,000		Microsoft Corp., 2.000%, 11/03/20	11,552,877	0.2
3,220,000		Microsoft Corp., 2.375%, 02/12/22	3,321,768	0.1
3,500,000		Microsoft Corp., 3.500%, 02/12/35	3,435,551	0.1
2,320,000		Microsoft Corp., 4.200%, 11/03/35	2,492,344	0.1
5,282,000		Oracle Corp., 2.950%, 05/15/25	5,419,475	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
4,589,000		Oracle Corp., 3.625%, 07/15/23	$4,977,243	0.1
5,926,000		Oracle Corp., 4.125%, 05/15/45	6,071,655	0.1
4,170,000	#	Seagate HDD Cayman, 4.875%, 06/01/27	3,147,057	0.1
			132,585,059	2.8

		Utilities: 1.3%
2,322,000		Berkshire Hathaway Energy Co., 3.500%, 02/01/25	2,456,681	0.1
2,190,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	2,062,553	0.0
3,090,000		Duke Energy Carolinas LLC, 3.875%, 03/15/46	3,171,669	0.1
2,192,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	2,513,639	0.1
9,063,000	#	Electricite de France SA, 2.350%, 10/13/20	9,164,986	0.2
4,130,000		Exelon Corp., 2.850%, 06/15/20	4,229,054	0.1
2,404,000		FirstEnergy Corp., 2.750%, 03/15/18	2,428,266	0.0
2,203,000		FirstEnergy Corp., 4.250%, 03/15/23	2,297,354	0.0
4,880,000		Georgia Power Co., 1.950%, 12/01/18	4,933,119	0.1
4,622,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	4,828,589	0.1
2,520,000		Metropolitan Edison Co., 7.700%, 01/15/19	2,828,763	0.1
2,398,000		Nevada Power Co., 7.125%, 03/15/19	2,759,024	0.1
7,871,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	7,964,712	0.2
1,786,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,840,055	0.0
1,308,000		Nisource Finance Corp., 5.950%, 06/15/41	1,589,899	0.0
2,328,000		Southwestern Electric Power Co., 5.550%, 01/15/17	2,403,653	0.0
1,460,000		TransAlta Corp., 4.500%, 11/15/22	1,085,600	0.0
5,090,000		Wisconsin Public Service Corp., 1.650%, 12/04/18	5,111,882	0.1
			63,669,498	1.3

	Total Corporate Bonds/Notes
	(Cost $1,433,886,253)		1,454,600,100	30.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 10.8%
9,601,146		Alternative Loan Trust 2005-10CB 1A1, 0.933%, 05/25/35	7,693,701	0.2
8,006,948		Alternative Loan Trust 2005-51 3A2A, 1.641%, 11/20/35	6,778,149	0.1
4,242,101		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	3,849,395	0.1
2,277,049		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	1,914,634	0.0
3,666,876		Alternative Loan Trust 2007-21CB, 0.833%, 09/25/37	2,256,414	0.1
3,697,757		Alternative Loan Trust 2007-23CB, 0.933%, 09/25/37	2,287,023	0.1
5,206,969		American Home Mortgage Assets Trust 2006-3 2A11, 1.291%, 10/25/46	3,658,201	0.1
2,175,872	#	Angel Oak Mortgage Trust LLC 2015-1, 4.500%, 11/25/45	2,193,922	0.1
2,690,000	#	BAMLL Commercial Mortgage Securities Trust 2015-ASHF, 2.436%, 01/15/28	2,523,620	0.1
5,390,000	#	BAMLL Re-REMIC Trust 2015-FRR11, 1.883%, 09/27/44	4,923,425	0.1
3,240,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.543%, 06/10/49	3,220,604	0.1
4,860,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.543%, 06/10/49	4,799,654	0.1
5,010,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 5.808%, 02/10/51	5,036,124	0.1
2,190,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 5.808%, 02/10/51	2,132,531	0.0
175,497		Banc of America Funding Corp., 3.023%, 01/20/47	147,408	0.0
467,055		Banc of America Funding Corp., 6.000%, 08/25/37	407,030	0.0
901,359	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 6.039%, 07/10/42	901,732	0.0
141,334		Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 F, 5.378%, 09/10/47	141,192	0.0
2,246,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.763%, 03/11/41	2,421,142	0.1
8,628	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.763%, 03/11/41	8,614	0.0
1,077,168		Banc of America Mortgage 2005-J Trust 2A4, 2.918%, 11/25/35	992,892	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
180,192		Banc of America Mortgage Securities, Inc., 2.748%, 07/25/33	$179,633	0.0
3,273,655	#	Banc of America Re-REMIC Trust 2010-UBER5, 5.650%, 02/17/51	3,307,776	0.1
20,280,000	#,^	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/33	982,294	0.0
6,283,369		BCAP LLC Trust 2007-AA2, 0.643%, 05/25/47	4,663,323	0.1
139,943	#	BCAP, LLC Trust, 5.248%, 03/26/37	135,600	0.0
2,176,405		Bear Stearns Adjustable Rate Mortgage Trust, 2.660%, 10/25/35	2,101,538	0.0
85,037		Bear Stearns Adjustable Rate Mortgage Trust, 2.880%, 01/25/34	84,578	0.0
411,772		Bear Stearns Adjustable Rate Mortgage Trust, 2.924%, 03/25/35	414,794	0.0
408,349		Bear Stearns Adjustable Rate Mortgage Trust, 2.971%, 09/25/34	375,672	0.0
30,148		Bear Stearns Adjustable Rate Mortgage Trust, 3.125%, 02/25/36	28,410	0.0
1,968,936		Bear Stearns ALT-A Trust 2005-10 22A1, 2.657%, 01/25/36	1,618,244	0.0
1,145,804		Bear Stearns Alternative-A Trust, 2.792%, 09/25/35	958,235	0.0
1,908,432		Bear Stearns Alternative-A Trust, 2.811%, 11/25/36	1,304,320	0.0
2,491,536		Bear Stearns Alternative-A Trust, 2.946%, 11/25/36	1,880,558	0.0
985,681		Bear Stearns Alternative-A Trust, 3.006%, 05/25/35	948,450	0.0
5,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.966%, 06/11/41	5,510,045	0.1
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	1,388,802	0.0
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	1,377,841	0.0
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	1,341,452	0.0
950,955	#	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.997%, 06/11/41	947,517	0.0
3,950,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.142%, 10/12/42	3,952,245	0.1
3,860,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 5.885%, 06/11/50	3,762,544	0.1
214,594		Bear Stearns Structured Products, Inc., 2.414%, 12/26/46	157,621	0.0
319,431		Bear Stearns Structured Products, Inc., 2.776%, 01/26/36	244,685	0.0
4,063,584	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	4,285,419	0.1
2,730,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.733%, 07/25/25	2,650,688	0.0
1,620,135		Chase Mortgage Finance Corp., 2.674%, 12/25/35	1,535,025	0.0
46,028		CHL Mortgage Pass-Through Trust 2005-2, 1.113%, 03/25/35	37,077	0.0
715,205		Citicorp Mortgage Securities, Inc., 5.500%, 08/25/36	733,643	0.0
1,870,171		Citicorp Mortgage Securities, Inc., 6.000%, 01/25/37	1,899,409	0.0
7,045,000	#	Citigroup Commercial Mortgage Trust 2012-GC8 D, 4.877%, 09/10/45	6,563,547	0.1
5,675		Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 2.785%, 08/25/35	5,543	0.0
221,534		Citigroup Mortgage Loan Trust, Inc., 2.744%, 08/25/35	217,643	0.0
328,479		Citigroup Mortgage Loan Trust, Inc., 2.870%, 10/25/35	324,450	0.0
3,464,214		Citigroup Mortgage Loan Trust, Inc., 2.932%, 09/25/37	3,136,282	0.1
6,077,191		Citigroup Mortgage Loan Trust, Inc., 5.500%, 09/25/35	6,164,082	0.1
621,903		Citimortgage Alternative Loan Trust, 6.000%, 02/25/37	521,272	0.0
1,391,822		CLOML 2007-1X E, 4.874%, 04/14/21	1,379,848	0.0
5,290,000		COBALT CMBS Commercial Mortgage Trust 2006-C1 AM, 5.254%, 08/15/48	5,257,590	0.1
47,639,596	^	COMM 2012-CCRE5 XA Mortgage Trust, 1.827%, 12/10/45	3,572,560	0.1
55,626,063	^	Commercial Mortgage Pass Through Certificates, 1.408%, 03/10/47	4,073,419	0.1
6,884,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.031%, 12/10/49	6,785,202	0.1
65,166,000	#,^	Commercial Mortgage Trust, 0.594%, 10/15/45	2,407,343	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
83,003,531	^	Commercial Mortgage Trust, 1.392%, 08/10/46	$4,780,339	0.1
1,767,256		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.933%, 11/25/35	1,089,682	0.0
6,948,968		Countrywide Alternative Loan Trust, 0.553%, 06/25/36	6,015,498	0.1
1,234,622	^	Countrywide Alternative Loan Trust, 4.567%, 05/25/35	161,780	0.0
3,493,445		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	3,198,670	0.1
2,430,217	#	Countrywide Commercial Mortgage Trust 2007-MF1 A, 6.072%, 11/12/43	2,460,877	0.1
5,247,614		Countrywide Home Loan Mortgage Pass-through Trust, 0.633%, 04/25/46	4,593,875	0.1
281,415	#	Countrywide Home Loan Mortgage Pass-through Trust, 0.773%, 06/25/35	250,744	0.0
88,779		Countrywide Home Loan Mortgage Pass-through Trust, 1.073%, 03/25/35	74,446	0.0
5,879,226		Countrywide Home Loan Mortgage Pass-through Trust, 2.664%, 11/25/34	5,564,765	0.1
292,471		Countrywide Home Loan Mortgage Pass-through Trust, 2.757%, 02/20/35	291,092	0.0
2,959,335		Credit Suisse Commercial Mortgage Trust Series 2006-C4, 5.460%, 09/15/39	2,985,126	0.1
950,000	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1 K, 5.415%, 02/25/21	951,216	0.0
3,270,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4, 5.941%, 09/15/39	3,125,302	0.1
143,687	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	143,519	0.0
1,760,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	1,614,152	0.0
450,000	#	DBUBS 2011-LC2 Mortgage Trust, 5.490%, 07/10/44	469,068	0.0
378,195		Downey Savings & Loan Association Mortgage Loan Trust, 2.619%, 07/19/44	372,714	0.0
3,810,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.333%, 07/25/24	3,492,669	0.1
7,150,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.333%, 11/25/24	7,219,038	0.2
4,810,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.433%, 05/25/25	4,684,091	0.1
4,758,000		Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.733%, 02/25/25	4,760,900	0.1
590,000		Fannie Mae Connecticut Avenue Securities, 5.433%, 11/25/24	601,473	0.0
6,800,000		Fannie Mae Connecticut Avenue Securities, 5.433%, 07/25/25	6,808,258	0.1
2,700,000		Fannie Mae Connecticut Avenue Securities, 6.133%, 04/25/28	2,736,090	0.1
5,200,000		Fannie Mae Connecticut Avenue Securities, 6.435%, 09/25/28	5,305,553	0.1
114,583,225	^	Fannie Mae Series 2011-M3 X, 0.002%, 07/25/21	1,143,541	0.0
3,084,368		First Horizon Alternative Mortgage Securities, 0.733%, 12/25/36	1,585,147	0.0
449,811		First Horizon Alternative Mortgage Securities, 2.479%, 03/25/35	351,833	0.0
1,247,392		First Horizon Alternative Mortgage Securities, 2.587%, 02/25/36	1,163,670	0.0
21,405,362	^	First Horizon Alternative Mortgage Securities, 4.267%, 01/25/36	3,198,524	0.1
3,084,368	^	First Horizon Alternative Mortgage Securities, 6.267%, 12/25/36	947,471	0.0
786,630		First Horizon Alternative Mortgage Securities, 6.000%, 08/25/36	629,792	0.0
121,156		First Horizon Mortgage Pass-through Trust, 2.731%, 08/25/35	106,993	0.0
17,841,405	^	Freddie Mac Series K015 X3, 2.801%, 08/25/39	2,216,743	0.1
3,760,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.183%, 10/25/24	3,792,036	0.1
6,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.583%, 01/25/25	6,040,321	0.1
4,180,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 4.233%, 03/25/25	3,988,810	0.1
4,585,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.933%, 02/25/24	4,562,395	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,800,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 5.133%, 04/25/28	$2,722,261	0.1
16,890,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 5.233%, 05/25/28	16,295,700	0.3
3,350,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 5.983%, 07/25/28	3,387,071	0.1
11,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 6.791%, 09/25/28	11,441,487	0.2
648,839,780	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	2,992,709	0.1
341,514		GMAC Mortgage Corp. Loan Trust, 3.029%, 11/19/35	317,216	0.0
98,095,522	^	GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.312%, 11/10/45	9,058,827	0.2
15,945,134	^	GS Mortgage Securities Corp. II, 1.510%, 11/10/46	988,337	0.0
21,240,849	^	GS Mortgage Securities Corp. II, 2.509%, 05/10/45	1,777,111	0.0
4,400,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	4,044,550	0.1
7,600,000	#	GS Mortgage Securities Trust 2010-C2, 5.185%, 12/10/43	7,751,286	0.2
19,192		GSR Mortgage Loan Trust, 2.278%, 06/25/34	18,437	0.0
546,125		GSR Mortgage Loan Trust, 5.500%, 05/25/36	520,302	0.0
4,532		GSR Mortgage Loan Trust, 6.000%, 03/25/32	4,652	0.0
129,259		Harborview Mortgage Loan Trust, 0.652%, 05/19/35	106,602	0.0
669,492		Homebanc Mortgage Trust, 1.293%, 08/25/29	622,716	0.0
117,776		IndyMac INDX Mortgage Loan Trust 2004-AR11 2A, 2.711%, 12/25/34	111,071	0.0
5,062,331		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.643%, 04/25/46	3,711,794	0.1
2,920,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	2,828,551	0.1
23,450,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.356%, 12/15/47	470,032	0.0
1,290,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.585%, 05/15/41	1,329,081	0.0
90,107,612	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.591%, 01/15/46	1,390,324	0.0
4,240,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CIBC6, 5.379%, 07/12/37	4,187,935	0.1
2,144,675	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.430%, 10/15/37	2,151,645	0.1
2,575,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	2,542,673	0.1
3,230,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	3,120,707	0.1
3,829,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.368%, 06/12/41	3,740,121	0.1
1,000,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1 G, 5.736%, 03/15/46	987,721	0.0
1,250,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.549%, 05/15/45	1,244,981	0.0
38,544,052	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.703%, 06/15/45	2,437,233	0.1
5,363,145		JP Morgan Mortgage Trust 2005-S3, 6.000%, 01/25/36	4,329,651	0.1
51,360		JP Morgan Mortgage Trust, 5.750%, 01/25/36	44,152	0.0
2,766,497	^	JPMBB Commercial Mortgage Securities Trust 2015-C28, 1.203%, 10/15/48	185,837	0.0
38,505		JPMorgan Mortgage Trust, 2.768%, 02/25/35	38,229	0.0
323,980		JPMorgan Mortgage Trust, 2.824%, 07/25/35	327,851	0.0
38,267,706	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	188,633	0.0
1,310,000	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.192%, 02/15/40	1,295,689	0.0
4,290,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	4,407,815	0.1
1,000,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	969,129	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,600,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	$2,603,123	0.1
2,460,000		LB-UBS Commercial Mortgage Trust 2006-C4 AJ, 5.876%, 06/15/38	2,461,848	0.1
2,100,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.876%, 06/15/38	2,094,362	0.0
5,977,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 5.876%, 06/15/38	5,958,160	0.1
151,335,221	#,^	LB-UBS Commercial Mortgage Trust, 0.669%, 11/15/38	306,363	0.0
28,966,067	#,^	LB-UBS Commercial Mortgage Trust, 0.669%, 11/15/38	96,677	0.0
1,500,000	#	LB-UBS Commercial Mortgage Trust, 4.940%, 10/15/36	1,514,748	0.0
498,891		LB-UBS Commercial Mortgage Trust, 4.954%, 07/15/40	527,002	0.0
3,390,000	#	LB-UBS Commercial Mortgage Trust, 5.093%, 10/15/36	3,481,496	0.1
4,576,792	#	LB-UBS Commercial Mortgage Trust, 6.019%, 09/15/39	4,624,642	0.1
4,830,000	#	LB-UBS Commercial Mortgage Trust, 6.019%, 09/15/39	4,887,115	0.1
3,987,766		Lehman Mortgage Trust 2005-1 1A3, 5.500%, 11/25/35	3,714,432	0.1
4,139,561		Lehman XS Trust Series 2005-5N 1A2, 0.793%, 11/25/35	3,125,392	0.1
7,592,739		Lehman XS Trust Series 2006-14N 2A, 0.633%, 09/25/46	6,057,871	0.1
148,490		Merrill Lynch Mortgage Investors Trust, 2.480%, 05/25/33	143,570	0.0
2,368,498		Merrill Lynch Mortgage Investors, Inc., 0.813%, 08/25/35	2,139,842	0.0
368,901		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	368,486	0.0
84,642		MLCC Mortgage Investors, Inc., 0.683%, 11/25/35	75,982	0.0
121,769		MLCC Mortgage Investors, Inc., 0.683%, 11/25/35	113,903	0.0
48,098		MLCC Mortgage Investors, Inc., 1.439%, 10/25/35	45,559	0.0
4,292,677		MLCC Mortgage Investors, Inc., 2.394%, 11/25/35	4,147,223	0.1
3,930,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, 4.689%, 08/15/45	3,888,891	0.1
1,000,000	#	Morgan Stanley Capital I Trust 2005-TOP19, 5.580%, 06/12/47	1,010,853	0.0
2,900,000		Morgan Stanley Capital I Trust 2007-HQ12 C, 5.715%, 04/12/49	2,884,427	0.1
1,220,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.268%, 01/11/43	1,175,219	0.0
3,505,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.440%, 09/15/47	3,663,040	0.1
3,325,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.440%, 09/15/47	3,413,234	0.1
718,400	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	720,308	0.0
1,016,148	#	Morgan Stanley Dean Witter Capital I, 7.497%, 07/15/33	1,117,811	0.0
4,740,000	#	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	4,380,864	0.1
34,662	#	Nomura Asset Acceptance Corp., 7.000%, 02/19/30	34,053	0.0
1,045,451	#	N-Star Real Estate CDO Ltd. 2013-1A A, 2.283%, 08/25/29	1,046,492	0.0
5,154,396		Opteum Mortgage Acceptance Corp. Trust 2006-1 1APT, 0.643%, 04/25/36	4,284,715	0.1
1,847,547		Prime Mortgage Trust, 5.500%, 03/25/37	1,671,178	0.0
1,039,895		Provident Funding Mortgage Loan Trust, 2.643%, 10/25/35	1,029,018	0.0
2,440,317	#	RBSSP Resecuritization Trust, 0.686%, 02/26/37	2,289,960	0.1
5,564		Residential Asset Securitization Trust, 0.833%, 05/25/33	5,569	0.0
3,564		Residential Funding Mortgage Securities I, 6.500%, 03/25/32	3,690	0.0
116,270		Sequoia Mortgage Trust, 0.782%, 07/20/33	109,291	0.0
125,328		Sequoia Mortgage Trust, 2.756%, 04/20/35	129,938	0.0
114,717		Structured Adjustable Rate Mortgage Loan Trust, 2.707%, 08/25/35	106,609	0.0
2,829,784		Structured Adjustable Rate Mortgage Loan Trust, 3.645%, 04/25/35	2,692,890	0.1
226,855		Structured Asset Mortgage Investments, Inc., 0.682%, 07/19/35	216,338	0.0
624,766		Structured Asset Mortgage Investments, Inc., 0.682%, 07/19/35	591,448	0.0
587,949		Structured Asset Securities Corp., 5.500%, 10/25/35	598,606	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
884,027		Thornburg Mortgage Securities Trust, 5.090%, 10/25/46	$844,103	0.0
33,139,891	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.078%, 08/10/49	2,917,381	0.1
1,821,126		Wachovia Bank Commercial Mortgage Trust Series 2006-C23, 5.568%, 01/15/45	1,819,077	0.0
5,102,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 5.896%, 05/15/43	5,092,059	0.1
1,000,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.896%, 05/15/43	998,317	0.0
12,452,000		Wachovia Bank Commercial Mortgage Trust Series, 5.896%, 05/15/43	12,443,321	0.3
8,540,000		Wachovia Bank Commercial Mortgage Trust Series, 5.946%, 02/15/51	8,088,670	0.2
2,250,000		Wachovia Bank Commercial Mortgage Trust, 5.413%, 12/15/43	2,214,971	0.1
539,129		WaMu Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	499,617	0.0
34,452		WaMu Mortgage Pass Through Certificates, 1.751%, 06/25/42	33,037	0.0
1,756,376		WaMu Mortgage Pass Through Certificates, 1.868%, 10/25/36	1,476,269	0.0
119,626,897		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, 1.419%, 08/25/45	5,668,903	0.1
1,561,748		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.454%, 10/25/36	1,355,519	0.0
2,668,633		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust, 2.238%, 12/25/36	2,264,255	0.1
5,956,650		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.421%, 08/25/46	5,094,139	0.1
6,574,323		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.025%, 04/25/37	5,571,757	0.1
4,105,827		WaMu Mortgage Pass-Through Certificates, 2.237%, 07/25/37	3,317,103	0.1
5,168,861		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	4,562,890	0.1
6,448,354		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.311%, 08/25/46	4,120,943	0.1
76,721		Washington Mutual Mortgage Pass-through Certificates, 1.073%, 01/25/45	71,846	0.0
52,172		Washington Mutual Mortgage Pass-through Certificates, 1.718%, 08/25/42	49,639	0.0
16,904		Washington Mutual Mortgage Pass-through Certificates, 1.914%, 02/27/34	16,375	0.0
557,086		Washington Mutual Mortgage Pass-through Certificates, 2.155%, 08/25/46	493,151	0.0
519,010		Washington Mutual Mortgage Pass-through Certificates, 2.164%, 07/25/46	461,921	0.0
1,132,926		Washington Mutual Mortgage Pass-through Certificates, 4.222%, 02/25/37	1,027,393	0.0
4,345,040		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.863%, 06/25/37	3,114,145	0.1
1,026,482		Wells Fargo Mortgage Backed Securities 2006-AR10 Trust, 2.834%, 07/25/36	982,656	0.0
2,496,407		Wells Fargo Mortgage Backed Securities 2007-8 Trust 1A13, 0.803%, 07/25/37	2,129,204	0.0
2,743,430	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.519%, 06/15/45	189,764	0.0
634,656		Wells Fargo Mortgage Backed Securities Trust, 2.753%, 05/25/35	632,050	0.0
3,127,713		Wells Fargo Mortgage Backed Securities Trust, 2.837%, 03/25/36	2,920,500	0.1
1,408,714		Wells Fargo Mortgage Backed Securities Trust, 3.401%, 04/25/36	1,292,188	0.0
166,120		Wells Fargo Mortgage-Backed Securities Trust, 2.739%, 10/25/33	166,487	0.0
194,723		Wells Fargo Mortgage-Backed Securities Trust, 2.750%, 12/25/34	196,003	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
135,692		Wells Fargo Mortgage-Backed Securities Trust, 2.838%, 01/25/35	$136,477	0.0

	Total Collateralized Mortgage Obligations
	(Cost $525,560,784)		522,886,326	10.8

MUNICIPAL BONDS: 0.1%
		California: 0.1%
1,200,000		California State Public Works Board, 7.804%, 03/01/35	1,654,344	0.1
500,000		California State University, 6.434%, 11/01/30	649,060	0.0
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	275,466	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	445,407	0.0
100,000		State of California, 7.700%, 11/01/30	123,658	0.0
200,000		University of California, 6.398%, 05/15/31	256,092	0.0
300,000		University of California, 6.548%, 05/15/48	407,547	0.0

	Total Municipal Bonds
	(Cost $2,810,368)		3,811,574	0.1

FOREIGN GOVERNMENT BONDS: 0.2%
300,000	#	Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 09/26/16	299,910	0.0
600,000		Eksportfinans ASA, 5.500%, 05/25/16	603,459	0.0
500,000		Eksportfinans ASA, 5.500%, 06/26/17	521,205	0.0
500,000		Majapahit Holding BV, 7.250%, 06/28/17	532,500	0.0
561,000		Petroleos Mexicanos, 4.875%, 01/18/24	551,323	0.0
5,365,000		Ukraine Government AID Bonds, 1.847%, 05/29/20	5,478,174	0.2

	Total Foreign Government Bonds
	(Cost $7,848,265)		7,986,571	0.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 37.2%
		Federal Home Loan Mortgage Corporation: 13.4%##
22,665		0.786%, due 12/15/29	22,773	0.0
239,836		1.522%, due 10/25/44	243,891	0.0
670,337		1.722%, due 07/25/44	704,619	0.0
213,618		2.094%, due 09/01/35	225,214	0.0
147,522		2.125%, due 03/25/24	152,919	0.0
1,532,335		2.460%, due 06/01/35	1,618,001	0.0
41,700,000	W	2.500%, due 05/01/28	42,733,634	0.9
2,529,729		2.500%, due 05/01/30	2,604,393	0.1
2,155,586		2.500%, due 05/01/30	2,220,566	0.1
3,137,954		2.500%, due 06/01/30	3,230,611	0.1
6,928		2.537%, due 04/01/32	7,307	0.0
79,164		2.558%, due 11/01/35	83,538	0.0
12,672		2.605%, due 06/01/24	13,310	0.0
25,286		2.615%, due 11/01/31	26,772	0.0
396,550		2.721%, due 01/01/29	415,217	0.0
7,375		2.882%, due 03/01/36	7,783	0.0
48,040		2.976%, due 03/01/35	49,950	0.0
2,715,267		3.000%, due 02/01/27	2,850,270	0.1
4,771,439		3.000%, due 02/01/27	5,008,579	0.1
6,315,904		3.000%, due 04/15/33	6,449,662	0.1
23,959,000	W	3.000%, due 05/01/43	24,482,166	0.5
8,495,067		3.000%, due 03/01/45	8,714,959	0.2
8,653,565		3.000%, due 03/01/45	8,870,324	0.2
7,306,094		3.000%, due 04/01/45	7,489,101	0.2
7,223,564		3.000%, due 04/01/45	7,410,544	0.2
45,138,562		3.000%, due 09/01/45	46,269,218	1.0
11,309		3.500%, due 07/15/32	11,460	0.0
58,304,000	W	3.500%, due 08/15/41	60,925,506	1.3
3,224,756		3.500%, due 08/01/42	3,379,253	0.1
27,733,539		3.500%, due 01/01/45	29,062,246	0.6
7,975,013		3.500%, due 03/01/45	8,383,877	0.2
1,589,492		3.500%, due 04/01/45	1,670,984	0.0
2,280,128		3.500%, due 05/01/45	2,396,801	0.1
810,715		3.500%, due 05/01/45	852,183	0.0
1,305,378		3.500%, due 06/01/45	1,372,301	0.0
1,902,938		3.500%, due 07/01/45	2,000,501	0.0
2,114,515		3.500%, due 07/01/45	2,222,919	0.1
1,672,308		3.500%, due 08/01/45	1,758,046	0.0
1,622,366		3.500%, due 08/01/45	1,705,381	0.0
3,100,970		3.500%, due 08/01/45	3,259,651	0.1
2,192,417		3.500%, due 08/01/45	2,304,607	0.1
1,592,214		3.500%, due 08/01/45	1,673,690	0.0
2,513,759		3.500%, due 09/01/45	2,642,639	0.1
1,302,350		3.500%, due 09/01/45	1,368,993	0.0
4,816,695		3.500%, due 09/01/45	5,063,172	0.1
2,597,283		3.500%, due 11/01/45	2,730,458	0.1
39,079,501		3.500%, due 03/01/46	40,951,790	0.9
478,185		3.536%, due 03/15/38	494,908	0.0
5,000,000	^	4.000%, due 11/15/38	900,516	0.0
2,441,993		4.000%, due 03/15/41	2,619,776	0.1
4,159,106		4.000%, due 10/01/41	4,449,835	0.1
929,513		4.000%, due 11/01/41	992,959	0.0
402,665		4.000%, due 11/01/41	430,150	0.0
5,280,039		4.000%, due 12/01/41	5,649,895	0.1
1,706,960	^	4.000%, due 04/15/43	302,898	0.0
2,911,934		4.000%, due 06/01/45	3,114,653	0.1
1,116,730		4.000%, due 07/01/45	1,193,500	0.0
6,331,392		4.000%, due 09/01/45	6,772,176	0.1
8,319,329		4.000%, due 09/01/45	8,889,529	0.2
4,561,889		4.000%, due 09/01/45	4,879,469	0.1
12,188,724		4.000%, due 09/01/45	13,037,263	0.3
24,272,889		4.000%, due 09/01/45	25,944,035	0.5
8,540,207		4.000%, due 09/01/45	9,127,161	0.2
22,684,255		4.000%, due 10/01/45	24,246,038	0.5
6,235,671		4.250%, due 05/15/44	7,189,054	0.2
9,635,371		4.250%, due 05/15/44	11,089,252	0.2
30,671		4.500%, due 06/01/39	33,383	0.0
247,182		4.500%, due 10/01/39	269,153	0.0
65,814		4.500%, due 09/01/40	71,744	0.0
5,583,276	^	4.500%, due 12/15/40	796,325	0.0
205,372		4.500%, due 03/01/41	223,589	0.0
22,871,270		4.500%, due 04/15/41	27,180,464	0.6
1,851,352		4.500%, due 08/01/41	2,018,477	0.1
1,719,097		4.500%, due 08/01/41	1,871,883	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
1,396,607		4.500%, due 08/01/41	$1,517,083	0.0
1,494,015		4.500%, due 09/01/41	1,626,706	0.0
2,809,639		4.500%, due 09/01/41	3,063,309	0.1
737,467		4.500%, due 09/01/41	804,037	0.0
696,945		4.500%, due 09/01/41	760,684	0.0
2,421,558		4.500%, due 01/15/42	2,684,079	0.1
6,141,905	^	4.500%, due 08/15/42	837,246	0.0
323,391		5.000%, due 12/15/17	331,421	0.0
83,001		5.000%, due 05/01/28	91,153	0.0
2,160,142		5.000%, due 10/15/34	2,366,812	0.1
2,212,974		5.000%, due 02/15/35	2,447,098	0.1
2,315,522		5.000%, due 02/15/35	2,561,437	0.1
280,397		5.000%, due 02/15/35	290,144	0.0
333,019		5.000%, due 05/01/35	369,088	0.0
2,769,894	^	5.000%, due 02/15/40	507,287	0.0
973,024		5.000%, due 01/01/41	1,074,919	0.0
1,169,845		5.000%, due 04/01/41	1,295,901	0.0
3,591,592	^	5.000%, due 12/15/43	628,747	0.0
841,826	^	5.204%, due 03/15/33	935,906	0.0
2,200,834	^	5.500%, due 12/15/18	82,660	0.0
3,676		5.500%, due 01/01/19	4,081	0.0
117,600		5.500%, due 09/01/19	122,900	0.0
24,021		5.500%, due 11/01/21	26,745	0.0
1,186,831		5.500%, due 11/15/22	1,263,826	0.0
104,987		5.500%, due 03/01/23	116,550	0.0
29,953		5.500%, due 05/01/23	33,258	0.0
416		5.500%, due 08/15/30	433	0.0
727,873		5.500%, due 12/15/32	819,194	0.0
948,294		5.500%, due 02/15/33	1,050,482	0.0
29,923		5.500%, due 03/01/34	33,800	0.0
1,036,775		5.500%, due 09/15/34	1,163,422	0.0
7,312,719		5.500%, due 02/15/36	8,209,011	0.2
14,021		5.500%, due 05/01/36	15,692	0.0
208,526		5.500%, due 06/01/36	235,225	0.0
5,866,638		5.500%, due 08/15/36	6,670,427	0.1
22,630		5.500%, due 12/01/36	25,351	0.0
128,271		5.500%, due 03/01/37	143,498	0.0
43,833		5.500%, due 04/01/37	49,131	0.0
190,468		5.500%, due 05/01/37	213,459	0.0
3,095,347		5.500%, due 06/15/37	3,501,368	0.1
354,258		5.500%, due 07/01/37	398,987	0.0
3,649,348		5.500%, due 07/15/37	4,100,506	0.1
28,036		5.500%, due 09/01/37	31,462	0.0
81,823		5.500%, due 09/01/37	90,844	0.0
28,753		5.500%, due 10/01/37	32,012	0.0
131,952		5.500%, due 11/01/37	147,693	0.0
90,315		5.500%, due 12/01/37	100,601	0.0
336,668		5.500%, due 12/01/37	378,899	0.0
25,119		5.500%, due 01/01/38	28,524	0.0
25,623		5.500%, due 01/01/38	28,697	0.0
352,725		5.500%, due 02/01/38	395,148	0.0
264,174		5.500%, due 02/01/38	295,661	0.0
186,007		5.500%, due 03/01/38	208,554	0.0
300,338		5.500%, due 04/01/38	336,405	0.0
168,540		5.500%, due 05/01/38	189,976	0.0
30,868		5.500%, due 05/01/38	34,554	0.0
562,089		5.500%, due 06/01/38	629,139	0.0
183,249		5.500%, due 06/01/38	204,531	0.0
645,866		5.500%, due 07/01/38	723,455	0.0
117,813		5.500%, due 08/01/38	131,712	0.0
23,075		5.500%, due 08/01/38	25,723	0.0
140,315		5.500%, due 09/01/38	156,929	0.0
124,384		5.500%, due 10/01/38	139,279	0.0
134,972		5.500%, due 10/01/38	151,155	0.0
343,700		5.500%, due 11/01/38	382,379	0.0
16,254		5.500%, due 11/01/38	18,133	0.0
29,271		5.500%, due 12/01/38	32,882	0.0
46,810		5.500%, due 12/01/38	52,722	0.0
98,162		5.500%, due 01/01/39	109,928	0.0
264,931		5.500%, due 03/01/39	295,966	0.0
87,668		5.500%, due 07/01/39	98,248	0.0
60,908		5.500%, due 12/01/39	68,137	0.0
357,289		5.500%, due 03/01/40	400,259	0.0
151,475		5.500%, due 08/01/40	168,288	0.0
128,937		5.500%, due 08/01/40	144,193	0.0
275,334		5.500%, due 08/01/40	307,891	0.0
19,293,674	^	5.514%, due 08/15/43	3,882,024	0.1
3,264,832	^	5.564%, due 05/15/36	288,868	0.0
4,944,754	^	5.614%, due 07/15/40	747,003	0.0
24,263,318	^	5.614%, due 01/15/41	4,052,785	0.1
11,376,217	^	5.664%, due 09/15/44	2,093,935	0.1
22,182,635	^	5.714%, due 03/15/44	3,804,209	0.1
33,753,387	^	5.714%, due 03/15/44	5,579,857	0.1
14,261,091	^	5.764%, due 07/15/39	2,197,099	0.1
14,914,880	^	5.764%, due 10/15/39	2,567,720	0.1
133		6.000%, due 10/01/17	134	0.0
129,762		6.000%, due 01/01/22	146,946	0.0
6,357		6.000%, due 02/01/22	7,199	0.0
138,711		6.000%, due 03/01/22	157,081	0.0
409,467		6.000%, due 10/01/22	463,692	0.0
96,839		6.000%, due 03/01/23	109,663	0.0
1,285,442		6.000%, due 09/01/27	1,455,671	0.0
542,627		6.000%, due 01/15/29	619,969	0.0
530,459		6.000%, due 01/15/29	610,341	0.0
20,314		6.000%, due 02/01/29	23,008	0.0
343,615		6.000%, due 06/15/32	390,189	0.0
714,169		6.000%, due 07/15/32	814,509	0.0
831,930	^	6.000%, due 04/15/33	189,921	0.0
20,194		6.000%, due 05/01/35	23,280	0.0
913,824		6.000%, due 04/15/36	1,045,992	0.0
797,808		6.000%, due 03/01/37	915,756	0.0
10,873		6.000%, due 05/01/37	12,399	0.0
128,525		6.000%, due 07/01/37	146,418	0.0
57,019		6.000%, due 08/01/37	64,956	0.0
131,049		6.000%, due 08/01/37	149,366	0.0
862,846		6.000%, due 09/01/37	981,027	0.0
1,607		6.000%, due 10/01/37	1,841	0.0
4,953,571		6.000%, due 10/15/37	5,486,975	0.1
39,190		6.000%, due 11/01/37	44,589	0.0
36,259		6.000%, due 12/01/37	41,323	0.0
8,736		6.000%, due 12/01/37	9,894	0.0
876,183		6.000%, due 01/01/38	995,785	0.0
4,157		6.000%, due 04/01/38	4,731	0.0
24,008		6.000%, due 06/01/38	27,196	0.0
4,574		6.000%, due 07/01/38	5,210	0.0
79,145		6.000%, due 08/01/38	89,639	0.0
136,201		6.000%, due 11/01/38	154,786	0.0
26,154		6.000%, due 05/01/39	29,688	0.0
55,351		6.000%, due 08/01/39	62,867	0.0
5,376		6.000%, due 09/01/39	6,092	0.0
3,007,760	^	6.049%, due 06/15/36	503,236	0.0
11,303,979	^	6.114%, due 05/15/41	2,451,614	0.1
26,593,767	^	6.114%, due 11/15/41	5,991,908	0.1
3,781,608	^	6.164%, due 09/15/33	748,413	0.0
8,528,539	^	6.164%, due 03/15/35	1,076,367	0.0
5,224,677	^	6.164%, due 12/15/39	627,057	0.0
14,357,916	^	6.164%, due 01/15/40	1,920,895	0.0
20,427,099	^	6.164%, due 09/15/42	4,418,637	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
12,938,146	^	6.264%, due 11/15/25	$1,638,702	0.0
11,511,678	^	6.264%, due 04/15/40	1,923,299	0.0
12,310,899	^	6.294%, due 10/15/35	2,417,231	0.1
10,966		6.500%, due 07/01/19	12,487	0.0
2,259,976		6.500%, due 09/01/34	2,691,282	0.1
4,287,883		6.500%, due 03/15/42	5,099,714	0.1
419,218		6.500%, due 02/25/43	504,072	0.0
19,283		7.000%, due 11/01/31	20,066	0.0
18,578		8.250%, due 08/15/21	20,668	0.0
735,050		18.551%, due 03/15/35	1,076,882	0.0
2,514,609	^	22.967%, due 01/15/36	1,486,760	0.0
			645,573,829	13.4

		Federal National Mortgage Association: 17.1%##
463,990		0.493%, due 07/25/37	436,476	0.0
255,651		0.553%, due 03/25/34	254,394	0.0
8,709,880		0.633%, due 10/27/37	8,671,986	0.2
4,323		0.933%, due 03/25/17	4,330	0.0
69,069		1.333%, due 04/25/32	70,690	0.0
71,288		1.550%, due 08/01/42	72,667	0.0
114,746		1.550%, due 08/01/42	117,039	0.0
61,097		1.550%, due 10/01/44	62,335	0.0
124,994		1.550%, due 10/01/44	127,497	0.0
380,289		1.793%, due 02/01/33	395,841	0.0
28,665		1.933%, due 04/25/24	29,392	0.0
894,680		1.996%, due 08/01/35	934,173	0.0
194,071		2.203%, due 09/01/35	198,825	0.0
60,217		2.207%, due 08/01/35	63,844	0.0
340,487		2.243%, due 07/01/35	357,978	0.0
364,512		2.312%, due 04/01/35	381,993	0.0
598,021		2.425%, due 10/01/35	636,214	0.0
735,036		2.447%, due 10/01/35	777,630	0.0
19,103,000	W	2.500%, due 11/25/26	19,576,098	0.4
4,239,715		2.500%, due 05/01/30	4,363,388	0.1
9,710,861		2.500%, due 06/01/30	9,984,277	0.2
6,349,941		2.500%, due 06/01/30	6,528,684	0.2
3,929,295		2.500%, due 07/01/30	4,039,961	0.1
4,410		2.514%, due 09/01/31	4,609	0.0
499,702		2.539%, due 10/01/35	530,150	0.0
330,719		2.555%, due 02/01/34	345,762	0.0
640,382		2.685%, due 09/01/34	673,428	0.0
155,067		2.779%, due 02/01/35	163,494	0.0
52,028		2.781%, due 04/01/32	53,859	0.0
8,312,971		3.000%, due 08/01/30	8,715,997	0.2
5,170,378		3.000%, due 09/01/30	5,425,294	0.1
8,472,460	^	3.000%, due 10/25/32	892,401	0.0
18,175,000	W	3.000%, due 05/01/43	18,606,655	0.4
9,750,443		3.000%, due 05/01/43	10,026,237	0.2
20,979,901		3.000%, due 07/01/43	21,572,934	0.5
5,364,373		3.000%, due 09/01/43	5,516,131	0.1
16,026,936		3.000%, due 04/01/45	16,466,439	0.4
14,698		3.014%, due 05/01/36	15,346	0.0
2,910,341		3.500%, due 10/25/41	3,054,538	0.1
2,295,364		3.500%, due 12/01/41	2,412,657	0.1
705,724		3.500%, due 08/01/42	742,714	0.0
1,553,124		3.500%, due 08/01/42	1,632,650	0.1
2,688,503		3.500%, due 10/01/42	2,826,165	0.1
1,485,489		3.500%, due 10/01/42	1,561,554	0.1
784,984		3.500%, due 03/01/43	825,413	0.0
707,435	^	3.500%, due 08/25/43	130,929	0.0
246,379,000	W	3.500%, due 04/01/44	258,341,863	5.4
5,136		4.000%, due 07/01/18	5,350	0.0
11,471		4.000%, due 07/01/18	11,949	0.0
76,054		4.000%, due 08/01/18	79,221	0.0
455,580		4.000%, due 09/01/18	474,555	0.0
285,886		4.000%, due 10/01/18	297,793	0.0
607,101	^	4.000%, due 11/01/18	22,506	0.0
70,824		4.000%, due 12/01/18	73,773	0.0
457,279		4.000%, due 05/01/19	476,408	0.0
2,521		4.000%, due 06/01/19	2,626	0.0
91,891		4.000%, due 08/01/19	95,746	0.0
258,129		4.000%, due 05/01/20	268,880	0.0
98,064		4.000%, due 07/01/21	103,183	0.0
43,164		4.000%, due 03/01/24	45,777	0.0
59,719		4.000%, due 03/01/24	62,256	0.0
62,019		4.000%, due 04/01/24	64,719	0.0
59,826		4.000%, due 04/01/24	63,696	0.0
45,989		4.000%, due 04/01/24	47,940	0.0
465,809		4.000%, due 04/01/24	495,863	0.0
40,617		4.000%, due 04/01/24	43,257	0.0
73,525		4.000%, due 04/01/24	76,629	0.0
48,009		4.000%, due 05/01/24	50,982	0.0
53,397		4.000%, due 05/01/24	55,678	0.0
60,712		4.000%, due 05/01/24	64,644	0.0
359,718		4.000%, due 05/01/24	382,408	0.0
405,883		4.000%, due 05/01/24	432,262	0.0
436,278		4.000%, due 05/01/24	464,692	0.0
373,033		4.000%, due 05/01/24	397,293	0.0
44,135		4.000%, due 05/01/24	46,962	0.0
88,835		4.000%, due 05/01/24	94,633	0.0
1,734,575		4.000%, due 06/01/24	1,849,413	0.1
405,429		4.000%, due 06/01/24	427,091	0.0
453,031		4.000%, due 06/01/24	477,426	0.0
45,791		4.000%, due 07/01/24	48,772	0.0
22,683		4.000%, due 08/01/24	24,164	0.0
34,803		4.000%, due 09/01/24	37,062	0.0
152,701		4.000%, due 10/01/24	162,490	0.0
718,348		4.000%, due 12/01/24	764,886	0.0
30,035		4.000%, due 01/01/25	31,990	0.0
13,548		4.000%, due 02/01/25	14,393	0.0
16,241		4.000%, due 04/01/25	17,310	0.0
10,770		4.000%, due 05/01/25	11,348	0.0
130,036		4.000%, due 06/01/25	138,048	0.0
12,165		4.000%, due 06/01/25	12,984	0.0
49,381		4.000%, due 07/01/25	52,689	0.0
6,105		4.000%, due 08/01/25	6,487	0.0
5,131		4.000%, due 08/01/25	5,494	0.0
4,807		4.000%, due 09/01/25	5,141	0.0
23,997		4.000%, due 10/01/25	25,307	0.0
509,884		4.000%, due 10/01/25	544,399	0.0
25,048		4.000%, due 11/01/25	26,118	0.0
126,286		4.000%, due 11/01/25	135,001	0.0
197,616		4.000%, due 01/01/26	211,324	0.0
150,569		4.000%, due 01/01/26	160,453	0.0
310,434		4.000%, due 01/01/26	331,827	0.0
5,586		4.000%, due 01/01/26	5,895	0.0
1,428		4.000%, due 01/01/26	1,527	0.0
8,609		4.000%, due 02/01/26	9,206	0.0
30,288		4.000%, due 02/01/26	32,375	0.0
19,594		4.000%, due 02/01/26	20,945	0.0
40,865		4.000%, due 03/01/26	42,610	0.0
8,956		4.000%, due 04/01/26	9,563	0.0
22,069		4.000%, due 04/01/26	23,279	0.0
65,107		4.000%, due 04/01/26	69,506	0.0
1,203,702		4.000%, due 04/01/26	1,286,567	0.0
28,687		4.000%, due 04/01/26	30,543	0.0
14,727		4.000%, due 04/01/26	15,438	0.0
30,561		4.000%, due 05/01/26	32,633	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
55,076		4.000%, due 05/01/26	$58,618	0.0
87,841		4.000%, due 06/01/26	93,029	0.0
30,260		4.000%, due 06/01/26	32,222	0.0
61,938		4.000%, due 06/01/26	66,119	0.0
264,426		4.000%, due 06/01/26	282,634	0.0
48,619		4.000%, due 06/01/26	50,969	0.0
38,534		4.000%, due 06/01/26	41,134	0.0
127,095		4.000%, due 07/01/26	135,248	0.0
48,229		4.000%, due 07/01/26	51,490	0.0
182,268		4.000%, due 08/01/26	194,576	0.0
294,276		4.000%, due 09/01/26	314,228	0.0
13,793		4.000%, due 05/01/29	14,835	0.0
100,938		4.000%, due 11/01/30	108,758	0.0
52,610		4.000%, due 02/01/31	56,699	0.0
31,743		4.000%, due 10/01/31	34,215	0.0
19,586,405		4.000%, due 12/01/39	20,934,791	0.5
7,210,822	^	4.000%, due 09/25/41	897,087	0.0
737,798		4.000%, due 07/01/42	790,344	0.0
7,369,479		4.000%, due 07/01/42	7,895,403	0.2
2,506,062		4.000%, due 07/01/42	2,685,633	0.1
423,517		4.000%, due 08/01/42	452,692	0.0
1,654,111		4.000%, due 08/01/42	1,770,730	0.1
812,594		4.000%, due 08/01/42	870,269	0.0
6,975,384		4.000%, due 08/01/43	7,531,261	0.2
1,010,853	^	4.000%, due 08/25/43	198,768	0.0
580,984		4.000%, due 10/01/43	620,981	0.0
1,133,234		4.000%, due 10/01/43	1,211,249	0.0
28,636,589		4.000%, due 05/01/45	30,690,752	0.7
2,056,904		4.000%, due 06/01/45	2,204,738	0.1
23,354,390		4.000%, due 07/01/45	25,039,256	0.5
2,085,990		4.000%, due 07/01/45	2,256,331	0.1
8,547,657		4.000%, due 07/01/45	9,245,640	0.2
8,134,140		4.000%, due 08/01/45	8,700,988	0.2
520,185		4.000%, due 11/01/45	555,999	0.0
187,082		4.324%, due 12/01/36	199,097	0.0
2,370		4.500%, due 10/01/17	2,452	0.0
63,958		4.500%, due 11/01/17	66,150	0.0
259,744		4.500%, due 02/01/18	268,711	0.0
2,351		4.500%, due 02/01/18	2,431	0.0
2,707		4.500%, due 06/01/18	2,800	0.0
14,507		4.500%, due 07/01/18	15,014	0.0
37,531		4.500%, due 10/01/18	38,884	0.0
8,312		4.500%, due 03/01/19	8,602	0.0
17,261		4.500%, due 01/01/20	17,915	0.0
87,115		4.500%, due 02/01/20	91,084	0.0
17,664		4.500%, due 08/01/20	18,518	0.0
24,280		4.500%, due 09/01/20	25,436	0.0
59,859		4.500%, due 11/01/22	62,872	0.0
1,749		4.500%, due 03/01/23	1,849	0.0
4,592		4.500%, due 04/01/23	4,858	0.0
45,440		4.500%, due 05/01/23	47,936	0.0
33,936		4.500%, due 05/01/23	36,045	0.0
573,269		4.500%, due 05/01/23	602,989	0.0
1,681		4.500%, due 06/01/23	1,786	0.0
159,939		4.500%, due 07/01/23	168,740	0.0
15,187		4.500%, due 03/01/24	16,392	0.0
305,006		4.500%, due 04/01/24	329,488	0.0
61,382		4.500%, due 04/01/24	65,194	0.0
20,086		4.500%, due 05/01/24	21,693	0.0
137,763		4.500%, due 05/01/24	146,104	0.0
65,299		4.500%, due 06/01/24	70,512	0.0
90,747		4.500%, due 08/01/24	97,761	0.0
9,075		4.500%, due 09/01/24	9,789	0.0
407,621		4.500%, due 11/01/24	440,705	0.0
86,912		4.500%, due 01/01/25	92,926	0.0
87,144		4.500%, due 02/01/25	92,036	0.0
53,807		4.500%, due 03/01/25	57,566	0.0
14,663		4.500%, due 04/01/25	15,818	0.0
54,332		4.500%, due 04/01/25	56,413	0.0
25,967		4.500%, due 04/01/25	27,746	0.0
95,432		4.500%, due 05/01/25	102,550	0.0
6,959		4.500%, due 06/01/25	7,422	0.0
5,352		4.500%, due 06/01/25	5,743	0.0
33,583		4.500%, due 07/01/25	35,659	0.0
681,835		4.500%, due 07/01/25	735,516	0.0
120,992		4.500%, due 10/01/25	131,621	0.0
151,324		4.500%, due 01/01/26	162,591	0.0
239,847		4.500%, due 03/01/26	251,983	0.0
40,816		4.500%, due 05/01/26	42,287	0.0
76,377		4.500%, due 06/01/26	80,378	0.0
77,176		4.500%, due 07/01/26	83,273	0.0
102,862		4.500%, due 07/01/26	111,181	0.0
1,535,937		4.500%, due 04/01/29	1,670,855	0.1
307,619		4.500%, due 06/01/29	334,640	0.0
23,437		4.500%, due 06/01/29	25,496	0.0
292,348		4.500%, due 07/01/29	321,050	0.0
6,286		4.500%, due 10/01/29	6,839	0.0
30,872		4.500%, due 06/01/30	33,785	0.0
1,024,874		4.500%, due 10/01/30	1,121,274	0.0
175,834		4.500%, due 02/01/31	192,451	0.0
203,030		4.500%, due 05/01/31	222,679	0.0
136,459		4.500%, due 10/01/33	149,657	0.0
52,134		4.500%, due 01/01/34	56,940	0.0
16,590		4.500%, due 07/01/34	18,047	0.0
71,546		4.500%, due 09/01/35	78,191	0.0
6,978		4.500%, due 09/01/35	7,631	0.0
128,116		4.500%, due 11/01/35	140,085	0.0
435,852		4.500%, due 02/01/36	474,138	0.0
4,988,744		4.500%, due 10/25/36	5,451,558	0.1
257,889		4.500%, due 01/01/37	281,642	0.0
114,528		4.500%, due 09/01/37	125,684	0.0
11,271		4.500%, due 02/01/38	12,261	0.0
80,258		4.500%, due 01/01/39	87,308	0.0
124,770		4.500%, due 02/01/39	135,944	0.0
2,394		4.500%, due 02/01/39	2,604	0.0
283,894		4.500%, due 04/01/39	309,026	0.0
57,425		4.500%, due 04/01/39	62,494	0.0
275,443		4.500%, due 04/01/39	299,639	0.0
284,525		4.500%, due 05/01/39	309,518	0.0
3,105,138		4.500%, due 05/01/39	3,393,803	0.1
1,844		4.500%, due 05/01/39	2,008	0.0
12,595		4.500%, due 05/01/39	13,888	0.0
43,384		4.500%, due 05/01/39	47,399	0.0
321,273		4.500%, due 05/01/39	350,056	0.0
318,255		4.500%, due 05/01/39	346,211	0.0
348,951		4.500%, due 06/01/39	380,301	0.0
22,840		4.500%, due 06/01/39	24,921	0.0
71,301		4.500%, due 07/01/39	77,782	0.0
195,346		4.500%, due 07/01/39	212,983	0.0
194,210		4.500%, due 07/01/39	213,441	0.0
418,937		4.500%, due 08/01/39	457,140	0.0
904,962		4.500%, due 08/01/39	987,413	0.0
215,183		4.500%, due 08/01/39	234,796	0.0
275,353		4.500%, due 08/01/39	300,092	0.0
648,894		4.500%, due 09/01/39	707,877	0.0
4,850,000		4.500%, due 09/25/39	5,330,034	0.1
651,101		4.500%, due 10/01/39	710,529	0.0
39,918		4.500%, due 11/01/39	43,564	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
313,733	4.500%, due 11/01/39	$342,413	0.0
78,447	4.500%, due 12/01/39	85,627	0.0
17,861	4.500%, due 12/01/39	19,497	0.0
1,665,039	4.500%, due 01/01/40	1,817,481	0.1
5,858	4.500%, due 01/01/40	6,373	0.0
645,534	4.500%, due 02/01/40	704,799	0.0
306,266	4.500%, due 02/01/40	334,382	0.0
2,887,522	4.500%, due 04/01/40	3,151,373	0.1
228,652	4.500%, due 04/01/40	249,593	0.0
81,728	4.500%, due 05/01/40	88,914	0.0
467,211	4.500%, due 05/01/40	510,214	0.0
1,204,879	4.500%, due 06/01/40	1,314,916	0.0
457,785	4.500%, due 06/01/40	499,919	0.0
169,742	4.500%, due 06/01/40	185,316	0.0
287,378	4.500%, due 06/01/40	313,793	0.0
13,868	4.500%, due 06/01/40	15,143	0.0
180,661	4.500%, due 07/01/40	197,253	0.0
316,416	4.500%, due 07/01/40	345,449	0.0
448,567	4.500%, due 07/01/40	489,850	0.0
17,560	4.500%, due 08/01/40	19,181	0.0
124,115	4.500%, due 08/01/40	135,539	0.0
10,086	4.500%, due 08/01/40	11,008	0.0
357,997	4.500%, due 08/01/40	390,944	0.0
9,809	4.500%, due 08/01/40	10,705	0.0
540,477	4.500%, due 08/01/40	590,220	0.0
336,258	4.500%, due 08/01/40	367,159	0.0
129,064	4.500%, due 08/01/40	140,888	0.0
72,850	4.500%, due 08/01/40	79,249	0.0
97,832	4.500%, due 09/01/40	106,836	0.0
762,705	4.500%, due 09/01/40	832,899	0.0
61,831	4.500%, due 09/01/40	67,385	0.0
74,264	4.500%, due 09/01/40	81,080	0.0
321,173	4.500%, due 09/01/40	349,439	0.0
56,827	4.500%, due 09/01/40	62,057	0.0
66,075	4.500%, due 09/01/40	72,131	0.0
463,177	4.500%, due 10/01/40	505,806	0.0
145,930	4.500%, due 10/01/40	159,292	0.0
202,507	4.500%, due 10/01/40	220,841	0.0
256,516	4.500%, due 10/01/40	279,053	0.0
540,531	4.500%, due 10/01/40	588,077	0.0
266,165	4.500%, due 11/01/40	290,266	0.0
1,620,422	4.500%, due 11/01/40	1,769,372	0.1
102,715	4.500%, due 11/01/40	112,132	0.0
751,378	4.500%, due 11/01/40	820,084	0.0
220,293	4.500%, due 11/01/40	240,568	0.0
2,786,610	4.500%, due 11/01/40	3,044,273	0.1
128,021	4.500%, due 12/01/40	139,530	0.0
14,578	4.500%, due 12/01/40	15,917	0.0
102,744	4.500%, due 12/01/40	112,200	0.0
193,017	4.500%, due 12/01/40	210,865	0.0
524,991	4.500%, due 12/01/40	574,500	0.0
339,780	4.500%, due 12/01/40	369,648	0.0
315,567	4.500%, due 12/01/40	344,746	0.0
86,066	4.500%, due 12/01/40	94,040	0.0
144,320	4.500%, due 12/01/40	157,391	0.0
181,516	4.500%, due 01/01/41	197,794	0.0
560,928	4.500%, due 01/01/41	612,461	0.0
52,809	4.500%, due 01/01/41	57,674	0.0
1,817,759	4.500%, due 01/01/41	1,984,033	0.1
645,090	4.500%, due 01/01/41	704,443	0.0
226,619	4.500%, due 02/01/41	247,484	0.0
178,564	4.500%, due 02/01/41	194,249	0.0
320,487	4.500%, due 02/01/41	349,854	0.0
333,238	4.500%, due 02/01/41	363,836	0.0
110,252	4.500%, due 02/01/41	120,369	0.0
519,403	4.500%, due 03/01/41	566,142	0.0
268,103	4.500%, due 03/01/41	292,752	0.0
107,345	4.500%, due 03/01/41	117,211	0.0
375,532	4.500%, due 03/01/41	410,055	0.0
263,934	4.500%, due 03/01/41	288,094	0.0
287,753	4.500%, due 03/01/41	314,174	0.0
74,427	4.500%, due 03/01/41	81,254	0.0
19,101	4.500%, due 03/01/41	20,851	0.0
99,127	4.500%, due 03/01/41	108,217	0.0
122,378	4.500%, due 04/01/41	133,524	0.0
911,263	4.500%, due 04/01/41	994,882	0.0
187,897	4.500%, due 04/01/41	204,419	0.0
143,303	4.500%, due 04/01/41	155,891	0.0
43,688	4.500%, due 04/01/41	47,528	0.0
401,265	4.500%, due 04/01/41	436,543	0.0
26,384	4.500%, due 04/01/41	28,811	0.0
1,773,718	4.500%, due 04/01/41	1,936,280	0.1
156,483	4.500%, due 04/01/41	170,887	0.0
690,312	4.500%, due 05/01/41	754,060	0.0
1,726,819	4.500%, due 05/01/41	1,885,905	0.1
100,536	4.500%, due 05/01/41	109,785	0.0
1,298,079	4.500%, due 05/01/41	1,417,171	0.1
1,105,585	4.500%, due 05/01/41	1,207,434	0.0
22,913	4.500%, due 05/01/41	25,002	0.0
156,835	4.500%, due 05/01/41	171,265	0.0
106,443	4.500%, due 05/01/41	116,146	0.0
10,990	4.500%, due 05/01/41	12,037	0.0
1,146,690	4.500%, due 06/01/41	1,251,598	0.0
195,357	4.500%, due 06/01/41	213,119	0.0
51,410	4.500%, due 06/01/41	56,146	0.0
453,837	4.500%, due 07/01/41	495,257	0.0
8,055	4.500%, due 07/01/41	8,781	0.0
178,539	4.500%, due 07/01/41	194,891	0.0
53,862	4.500%, due 07/01/41	58,790	0.0
21,588	4.500%, due 07/01/41	23,571	0.0
337,843	4.500%, due 07/01/41	368,581	0.0
340,651	4.500%, due 07/01/41	371,903	0.0
176,203	4.500%, due 07/01/41	192,430	0.0
783,584	4.500%, due 08/01/41	863,703	0.0
74,027	4.500%, due 08/01/41	80,800	0.0
446,304	4.500%, due 08/01/41	487,193	0.0
209,703	4.500%, due 08/01/41	228,735	0.0
184,001	4.500%, due 08/01/41	200,429	0.0
502,160	4.500%, due 08/01/41	546,425	0.0
267,274	4.500%, due 08/01/41	290,837	0.0
510,425	4.500%, due 08/01/41	557,448	0.0
1,822,848	4.500%, due 09/01/41	1,989,619	0.1
20,951	4.500%, due 09/01/41	22,871	0.0
548,051	4.500%, due 09/01/41	596,357	0.0
61,251	4.500%, due 09/01/41	66,893	0.0
112,540	4.500%, due 10/01/41	122,458	0.0
3,359,695	4.500%, due 10/01/41	3,667,924	0.1
479,295	4.500%, due 10/01/41	523,087	0.0
176,562	4.500%, due 10/01/41	192,626	0.0
1,277,581	4.500%, due 10/01/41	1,394,304	0.0
3,074,019	4.500%, due 10/01/41	3,344,981	0.1
109,103	4.500%, due 10/01/41	119,132	0.0
630,384	4.500%, due 10/01/41	688,457	0.0
20,205	4.500%, due 11/01/41	22,056	0.0
1,120,916	4.500%, due 11/01/41	1,223,042	0.0
532,448	4.500%, due 12/01/41	580,688	0.0
2,654,395	4.500%, due 12/01/41	2,895,222	0.1
214,169	4.500%, due 01/01/42	233,804	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
100,615		4.500%, due 01/01/42	$109,750	0.0
43,207		4.500%, due 01/01/42	47,487	0.0
7,182		4.500%, due 02/01/42	7,814	0.0
188,371		4.500%, due 03/01/42	205,403	0.0
17,603		4.500%, due 03/01/42	19,152	0.0
231,693		4.500%, due 04/01/42	252,500	0.0
762,304		4.500%, due 05/01/42	830,273	0.0
19,608		4.500%, due 06/01/42	21,381	0.0
21,186		4.500%, due 08/01/42	23,289	0.0
10,141		4.500%, due 09/01/42	11,033	0.0
7,416		4.500%, due 01/01/43	8,069	0.0
29,085		4.500%, due 12/01/43	31,671	0.0
3,314,819		4.879%, due 12/25/42	3,114,760	0.1
1,484,223	^	5.000%, due 05/25/18	48,100	0.0
2,782		5.000%, due 04/01/23	3,077	0.0
68,947		5.000%, due 12/01/23	73,583	0.0
3,801		5.000%, due 12/01/23	4,203	0.0
169,367		5.000%, due 04/01/26	187,291	0.0
210,361		5.000%, due 05/01/26	232,623	0.0
123,795		5.000%, due 08/01/27	136,896	0.0
59,183		5.000%, due 04/01/28	65,447	0.0
481,692		5.000%, due 05/01/33	535,320	0.0
751,620		5.000%, due 06/01/33	835,670	0.0
53,187		5.000%, due 08/01/33	59,027	0.0
789,749		5.000%, due 09/01/33	878,162	0.0
193,128		5.000%, due 02/01/34	214,758	0.0
401,770		5.000%, due 03/01/34	446,773	0.0
129,470		5.000%, due 06/01/34	143,823	0.0
474,929		5.000%, due 07/25/34	483,264	0.0
20,101		5.000%, due 11/01/34	22,298	0.0
911,141		5.000%, due 02/01/35	1,013,045	0.0
974,559		5.000%, due 03/01/35	1,081,736	0.0
96,961		5.000%, due 04/01/35	107,234	0.0
29,582		5.000%, due 05/01/35	32,823	0.0
1,294,833		5.000%, due 07/01/35	1,439,510	0.1
3,520,439		5.000%, due 07/01/35	3,913,822	0.1
333,153		5.000%, due 08/01/35	368,830	0.0
16,957		5.000%, due 09/01/35	18,857	0.0
369,166		5.000%, due 09/01/35	408,323	0.0
9,461		5.000%, due 10/01/35	10,491	0.0
498,855		5.000%, due 10/01/35	553,230	0.0
234,081		5.000%, due 12/01/35	259,544	0.0
553,528		5.000%, due 02/01/36	613,832	0.0
175,161		5.000%, due 03/01/36	194,223	0.0
217,999		5.000%, due 04/01/36	241,070	0.0
162,183		5.000%, due 05/01/36	179,761	0.0
1,127,882		5.000%, due 07/01/36	1,254,139	0.0
4,720,834		5.000%, due 12/01/36	5,231,365	0.1
1,704,128		5.000%, due 07/01/37	1,895,226	0.1
4,266,454		5.000%, due 07/01/37	4,743,168	0.1
122,407		5.000%, due 04/01/38	135,361	0.0
139,178		5.000%, due 04/01/39	153,907	0.0
140,009		5.000%, due 07/01/39	155,106	0.0
1,146,790		5.000%, due 11/01/40	1,274,582	0.0
21,585,136	^	5.000%, due 01/25/41	2,679,864	0.1
173,150		5.000%, due 03/01/41	191,493	0.0
123,798		5.000%, due 04/01/41	136,912	0.0
638,961		5.000%, due 05/01/41	709,192	0.0
2,715,457		5.000%, due 06/01/41	3,013,931	0.1
1,538,566		5.000%, due 06/01/41	1,707,549	0.1
7,884,162	^	5.000%, due 04/25/42	1,429,921	0.1
66		5.500%, due 10/01/16	66	0.0
294		5.500%, due 11/01/16	296	0.0
2,475		5.500%, due 12/01/16	2,493	0.0
178		5.500%, due 04/01/17	179	0.0
43,201		5.500%, due 01/01/18	44,026	0.0
630		5.500%, due 01/01/18	644	0.0
20,552		5.500%, due 02/01/18	21,136	0.0
1,207		5.500%, due 02/01/18	1,235	0.0
931		5.500%, due 03/01/18	955	0.0
371		5.500%, due 06/01/18	381	0.0
3,306		5.500%, due 01/01/20	3,410	0.0
3,774		5.500%, due 02/01/21	3,988	0.0
1,837		5.500%, due 04/01/21	1,951	0.0
17,304		5.500%, due 06/01/22	18,606	0.0
29,678		5.500%, due 11/01/22	32,513	0.0
1,557		5.500%, due 11/01/22	1,630	0.0
1,971		5.500%, due 11/01/22	2,060	0.0
1,226		5.500%, due 12/01/22	1,315	0.0
19,011		5.500%, due 05/01/23	19,145	0.0
276,579		5.500%, due 06/01/23	310,130	0.0
60,678		5.500%, due 07/01/23	65,777	0.0
18,777		5.500%, due 07/01/23	20,249	0.0
43,063		5.500%, due 09/01/23	47,365	0.0
23,665		5.500%, due 01/01/25	25,363	0.0
6,869		5.500%, due 08/01/25	7,349	0.0
38,909		5.500%, due 07/01/26	43,629	0.0
18,488		5.500%, due 12/01/27	20,731	0.0
21,116		5.500%, due 04/01/28	23,677	0.0
17,927		5.500%, due 08/01/28	20,102	0.0
22,032		5.500%, due 01/01/29	24,705	0.0
52,906		5.500%, due 09/01/29	59,323	0.0
200,029		5.500%, due 10/01/29	224,811	0.0
9,600		5.500%, due 01/01/32	10,764	0.0
2,652		5.500%, due 04/01/33	3,002	0.0
201,322		5.500%, due 04/01/33	227,788	0.0
80,681		5.500%, due 10/01/33	90,468	0.0
53,346		5.500%, due 10/01/33	60,393	0.0
17,358		5.500%, due 11/01/33	19,648	0.0
2,515		5.500%, due 11/01/33	2,845	0.0
20,795		5.500%, due 11/01/33	23,317	0.0
26,602		5.500%, due 11/01/33	29,865	0.0
31,464		5.500%, due 12/01/33	35,578	0.0
64,736		5.500%, due 12/01/33	73,192	0.0
281,284		5.500%, due 12/01/33	317,512	0.0
91,547		5.500%, due 12/01/33	103,672	0.0
39,746		5.500%, due 12/01/33	44,985	0.0
650,380		5.500%, due 12/01/33	736,130	0.0
3,666		5.500%, due 12/01/33	4,147	0.0
194,770		5.500%, due 01/01/34	220,482	0.0
42,717		5.500%, due 01/01/34	48,078	0.0
31,103		5.500%, due 01/01/34	35,223	0.0
95,131		5.500%, due 01/01/34	107,633	0.0
2,656		5.500%, due 01/01/34	3,005	0.0
27,733		5.500%, due 06/01/34	31,097	0.0
136,554		5.500%, due 11/01/34	154,665	0.0
52,564		5.500%, due 11/01/34	59,461	0.0
2,852		5.500%, due 12/01/34	3,233	0.0
95,170		5.500%, due 01/01/35	107,734	0.0
17,433		5.500%, due 01/01/35	19,750	0.0
67,562		5.500%, due 01/01/35	76,466	0.0
40,383		5.500%, due 01/01/35	45,748	0.0
19,696		5.500%, due 02/01/35	22,278	0.0
4,072,769		5.500%, due 02/01/35	4,613,870	0.1
40,794		5.500%, due 03/01/35	45,742	0.0
84,069		5.500%, due 06/01/35	94,359	0.0
37,373		5.500%, due 07/01/35	42,337	0.0
2,237,914		5.500%, due 08/01/35	2,546,033	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
10,642		5.500%, due 10/01/35	$12,006	0.0
150,906		5.500%, due 11/01/35	170,849	0.0
2,129		5.500%, due 11/01/35	2,409	0.0
39,597		5.500%, due 12/01/35	44,724	0.0
440,972		5.500%, due 12/01/35	497,630	0.0
2,449		5.500%, due 12/01/35	2,763	0.0
1,747		5.500%, due 12/01/35	1,973	0.0
254,719		5.500%, due 01/01/36	287,555	0.0
46,983		5.500%, due 01/01/36	52,682	0.0
1,040,265		5.500%, due 01/25/36	1,177,206	0.0
1,726		5.500%, due 02/01/36	1,936	0.0
37,575		5.500%, due 04/01/36	42,388	0.0
2,706,529		5.500%, due 07/01/36	3,066,554	0.1
1,237		5.500%, due 08/01/36	1,390	0.0
209,316		5.500%, due 09/01/36	236,472	0.0
137,115		5.500%, due 09/01/36	155,351	0.0
386,078		5.500%, due 12/01/36	433,292	0.0
412,845		5.500%, due 12/01/36	463,088	0.0
7,172		5.500%, due 12/01/36	8,042	0.0
3,648		5.500%, due 12/01/36	4,108	0.0
242,119		5.500%, due 01/01/37	274,020	0.0
37,889		5.500%, due 01/01/37	42,485	0.0
301,029		5.500%, due 02/01/37	338,318	0.0
867,873		5.500%, due 03/01/37	979,813	0.0
32,819		5.500%, due 04/01/37	36,800	0.0
96,568		5.500%, due 05/01/37	108,283	0.0
1,823		5.500%, due 05/01/37	2,052	0.0
61,158		5.500%, due 05/01/37	68,926	0.0
7,210		5.500%, due 05/01/37	8,087	0.0
106,940		5.500%, due 06/01/37	120,285	0.0
73,702		5.500%, due 06/01/37	82,757	0.0
118,355		5.500%, due 06/01/37	133,221	0.0
93,825		5.500%, due 07/01/37	105,207	0.0
41,864		5.500%, due 08/01/37	47,433	0.0
89,402		5.500%, due 08/01/37	100,248	0.0
131,971		5.500%, due 08/01/37	148,966	0.0
351,160		5.500%, due 09/01/37	395,057	0.0
1,712		5.500%, due 11/01/37	1,920	0.0
1,489,101		5.500%, due 01/01/38	1,676,093	0.1
1,837		5.500%, due 02/01/38	2,068	0.0
3,562		5.500%, due 02/01/38	4,004	0.0
921,350		5.500%, due 03/01/38	1,044,792	0.0
53,669		5.500%, due 03/01/38	60,179	0.0
1,259		5.500%, due 04/01/38	1,411	0.0
58,589		5.500%, due 04/01/38	65,696	0.0
272,604		5.500%, due 04/01/38	305,714	0.0
9,379		5.500%, due 05/01/38	10,570	0.0
590,938		5.500%, due 05/01/38	666,107	0.0
29,757		5.500%, due 05/01/38	33,456	0.0
76,953		5.500%, due 06/01/38	86,540	0.0
288,534		5.500%, due 06/01/38	324,479	0.0
9,036,666		5.500%, due 06/01/38	10,158,117	0.2
1,702		5.500%, due 07/01/38	1,916	0.0
232,871		5.500%, due 07/01/38	261,542	0.0
151,666		5.500%, due 07/01/38	172,368	0.0
70,928		5.500%, due 08/01/38	79,532	0.0
248,860		5.500%, due 08/01/38	279,049	0.0
33,691		5.500%, due 08/01/38	38,107	0.0
615,568		5.500%, due 11/01/38	691,716	0.0
204,104		5.500%, due 11/01/38	229,834	0.0
772		5.500%, due 12/01/38	866	0.0
98,793		5.500%, due 12/01/38	111,110	0.0
1,796		5.500%, due 12/01/38	2,014	0.0
333,119		5.500%, due 01/01/39	374,367	0.0
161,017		5.500%, due 01/01/39	181,131	0.0
1,271,949		5.500%, due 01/01/39	1,429,370	0.1
62,409		5.500%, due 03/01/39	70,904	0.0
501,821		5.500%, due 06/01/39	570,299	0.0
870,333		5.500%, due 06/01/39	987,401	0.0
115,068		5.500%, due 05/01/40	129,027	0.0
3,115,720		5.500%, due 05/25/40	3,502,247	0.1
56,432		5.500%, due 06/01/40	63,278	0.0
7,284,443	^	5.500%, due 11/25/40	1,397,142	0.0
56,889		5.500%, due 07/01/41	63,895	0.0
1,049,601		5.500%, due 09/01/41	1,186,212	0.0
55,407,696	^	5.500%, due 03/25/45	11,107,946	0.3
22,847,350	^	5.637%, due 11/25/40	3,434,242	0.1
22,595,077	^	5.667%, due 10/25/42	4,300,126	0.1
28,897,740	^	5.667%, due 12/25/42	5,355,112	0.1
588,117	^	5.717%, due 03/25/42	100,628	0.0
15,064,543	^	5.717%, due 11/25/42	3,272,435	0.1
14,070,815	^	5.717%, due 02/25/43	3,540,224	0.1
18,298,517	^	5.767%, due 06/25/33	3,828,279	0.1
9,941,553	^	5.987%, due 06/25/40	1,732,442	0.1
892		6.000%, due 06/01/16	894	0.0
35		6.000%, due 08/01/16	36	0.0
1,073		6.000%, due 08/01/16	1,076	0.0
924		6.000%, due 10/01/16	925	0.0
1,602		6.000%, due 10/01/16	1,613	0.0
1,121		6.000%, due 01/01/17	1,123	0.0
141		6.000%, due 02/01/17	142	0.0
69		6.000%, due 02/01/17	70	0.0
30		6.000%, due 03/01/17	31	0.0
1,124		6.000%, due 04/01/17	1,130	0.0
2,519		6.000%, due 04/01/17	2,535	0.0
3,878		6.000%, due 04/01/17	3,934	0.0
1,840		6.000%, due 04/01/17	1,850	0.0
1,796		6.000%, due 05/01/17	1,818	0.0
971		6.000%, due 05/01/17	977	0.0
6,894		6.000%, due 05/01/17	7,007	0.0
8,664		6.000%, due 05/01/17	8,806	0.0
10,595		6.000%, due 06/01/17	10,762	0.0
9,463		6.000%, due 06/01/17	9,618	0.0
1,168		6.000%, due 06/01/17	1,187	0.0
2,127		6.000%, due 07/01/17	2,141	0.0
1,776		6.000%, due 08/01/17	1,789	0.0
3,357		6.000%, due 08/01/17	3,431	0.0
2,980		6.000%, due 08/01/17	3,003	0.0
8,525		6.000%, due 09/01/17	8,681	0.0
28,878		6.000%, due 09/01/17	29,413	0.0
5,956		6.000%, due 11/01/17	6,055	0.0
2,813		6.000%, due 01/01/18	2,879	0.0
578		6.000%, due 02/01/18	593	0.0
5,224		6.000%, due 04/01/18	5,303	0.0
6,941		6.000%, due 09/01/18	7,161	0.0
6,681		6.000%, due 10/01/18	6,909	0.0
1,937		6.000%, due 11/01/18	1,967	0.0
1,766		6.000%, due 12/01/18	2,014	0.0
3,682		6.000%, due 05/01/21	4,199	0.0
45,512		6.000%, due 09/01/21	51,892	0.0
40,946		6.000%, due 04/01/22	46,687	0.0
96,212		6.000%, due 06/01/22	109,699	0.0
14,535		6.000%, due 01/01/23	16,573	0.0
2,085		6.000%, due 03/01/24	2,377	0.0
205,047		6.000%, due 11/01/28	233,792	0.0
817,382		6.000%, due 07/25/29	925,613	0.0
934		6.000%, due 04/01/31	1,071	0.0
633,230		6.000%, due 04/25/31	725,944	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
362		6.000%, due 01/01/32	$413	0.0
2,528		6.000%, due 11/01/32	2,917	0.0
1,124		6.000%, due 11/01/32	1,282	0.0
108,999		6.000%, due 01/01/33	125,692	0.0
1,492,857	^	6.000%, due 08/25/33	334,622	0.0
8,331		6.000%, due 09/01/33	9,607	0.0
2,331		6.000%, due 01/01/34	2,676	0.0
206,629		6.000%, due 08/01/34	235,596	0.0
361,473		6.000%, due 06/01/35	414,574	0.0
12,443		6.000%, due 07/01/35	14,188	0.0
28,381		6.000%, due 07/01/35	32,572	0.0
16,013		6.000%, due 07/01/35	18,369	0.0
18,241		6.000%, due 07/01/35	20,935	0.0
458		6.000%, due 10/01/35	523	0.0
10,425		6.000%, due 10/01/35	11,971	0.0
158,518		6.000%, due 11/01/35	183,608	0.0
154,494		6.000%, due 12/01/35	177,320	0.0
251,402		6.000%, due 12/01/35	286,645	0.0
2,775		6.000%, due 12/01/35	3,164	0.0
12,028		6.000%, due 01/01/36	13,797	0.0
76,299		6.000%, due 02/01/36	87,543	0.0
1,611		6.000%, due 02/01/36	1,844	0.0
120,082		6.000%, due 02/01/36	136,925	0.0
108,319		6.000%, due 02/01/36	124,077	0.0
76,861		6.000%, due 03/01/36	87,636	0.0
94,738		6.000%, due 03/01/36	108,705	0.0
52,266		6.000%, due 04/01/36	59,593	0.0
121,289		6.000%, due 04/01/36	138,409	0.0
14,082		6.000%, due 05/01/36	16,056	0.0
43,699		6.000%, due 05/01/36	50,030	0.0
1,318		6.000%, due 06/01/36	1,502	0.0
6,444		6.000%, due 06/01/36	7,353	0.0
6,635		6.000%, due 07/01/36	7,565	0.0
248,599		6.000%, due 07/01/36	285,175	0.0
22,806		6.000%, due 07/01/36	26,003	0.0
17,576		6.000%, due 07/01/36	20,085	0.0
5,403		6.000%, due 07/01/36	6,161	0.0
10,742		6.000%, due 08/01/36	12,247	0.0
70,611		6.000%, due 08/01/36	80,602	0.0
90,655		6.000%, due 08/01/36	103,364	0.0
13,798		6.000%, due 08/01/36	15,753	0.0
998,877		6.000%, due 08/01/36	1,139,954	0.0
517,161		6.000%, due 08/01/36	589,660	0.0
215,530		6.000%, due 09/01/36	245,745	0.0
203,827		6.000%, due 09/01/36	232,401	0.0
30,248		6.000%, due 09/01/36	34,489	0.0
78,719		6.000%, due 09/01/36	91,071	0.0
155,700		6.000%, due 09/01/36	177,527	0.0
43,683		6.000%, due 09/01/36	49,942	0.0
56,457		6.000%, due 09/01/36	64,371	0.0
27,599		6.000%, due 09/01/36	31,468	0.0
48,416		6.000%, due 09/01/36	55,301	0.0
1,586		6.000%, due 09/01/36	1,809	0.0
21,329		6.000%, due 10/01/36	24,429	0.0
231,133		6.000%, due 10/01/36	264,173	0.0
59,259		6.000%, due 10/01/36	67,730	0.0
15,369		6.000%, due 10/01/36	17,556	0.0
87,828		6.000%, due 10/01/36	100,141	0.0
35,569		6.000%, due 10/01/36	40,555	0.0
164,912		6.000%, due 11/01/36	189,128	0.0
7,596		6.000%, due 11/01/36	8,661	0.0
29,260		6.000%, due 11/01/36	33,391	0.0
61,477		6.000%, due 11/01/36	70,266	0.0
73,705		6.000%, due 11/01/36	84,037	0.0
44,851		6.000%, due 12/01/36	51,207	0.0
7,361		6.000%, due 12/01/36	8,415	0.0
116,690		6.000%, due 12/01/36	133,048	0.0
10,769		6.000%, due 12/01/36	12,307	0.0
52,185		6.000%, due 12/01/36	59,501	0.0
135,875		6.000%, due 12/01/36	155,244	0.0
16,676		6.000%, due 12/01/36	19,179	0.0
45,713		6.000%, due 01/01/37	52,122	0.0
1,757		6.000%, due 01/01/37	2,021	0.0
66,321		6.000%, due 01/01/37	75,619	0.0
92,761		6.000%, due 01/01/37	105,764	0.0
3,253		6.000%, due 01/01/37	3,709	0.0
11,447		6.000%, due 01/01/37	13,085	0.0
24,056		6.000%, due 01/01/37	27,503	0.0
44,868		6.000%, due 02/01/37	51,233	0.0
245,854		6.000%, due 02/01/37	281,047	0.0
7,136		6.000%, due 02/01/37	8,136	0.0
79,620		6.000%, due 02/01/37	90,782	0.0
31,155		6.000%, due 02/01/37	35,619	0.0
61,106		6.000%, due 03/01/37	69,718	0.0
2,347		6.000%, due 03/01/37	2,676	0.0
65,631		6.000%, due 03/01/37	74,989	0.0
326,036		6.000%, due 03/01/37	372,666	0.0
39,041		6.000%, due 03/01/37	44,618	0.0
29,461		6.000%, due 03/01/37	33,663	0.0
17,628		6.000%, due 04/01/37	20,131	0.0
318,647		6.000%, due 04/01/37	363,801	0.0
61,346		6.000%, due 04/01/37	69,997	0.0
159,402		6.000%, due 04/01/37	182,012	0.0
32,035		6.000%, due 04/01/37	36,525	0.0
85,390		6.000%, due 04/01/37	97,427	0.0
4,790		6.000%, due 04/01/37	5,475	0.0
123,739		6.000%, due 04/01/37	141,139	0.0
44,370		6.000%, due 04/01/37	50,729	0.0
5,479		6.000%, due 04/01/37	6,254	0.0
8,276		6.000%, due 04/01/37	9,436	0.0
2,069		6.000%, due 04/01/37	2,359	0.0
113,090		6.000%, due 04/01/37	128,944	0.0
1,458		6.000%, due 04/01/37	1,662	0.0
2,720		6.000%, due 04/01/37	3,102	0.0
5,517		6.000%, due 04/01/37	6,307	0.0
82,018		6.000%, due 04/01/37	94,056	0.0
1,504		6.000%, due 04/01/37	1,723	0.0
137,469		6.000%, due 05/01/37	157,168	0.0
15,224		6.000%, due 05/01/37	17,392	0.0
37,699		6.000%, due 05/01/37	43,058	0.0
286,979		6.000%, due 05/01/37	328,147	0.0
8,347		6.000%, due 05/01/37	9,619	0.0
112,841		6.000%, due 05/01/37	128,887	0.0
40,117		6.000%, due 05/01/37	45,741	0.0
3,979		6.000%, due 05/01/37	4,569	0.0
43,633		6.000%, due 05/01/37	49,843	0.0
16,993		6.000%, due 05/01/37	19,376	0.0
74,695		6.000%, due 05/01/37	85,166	0.0
50,471		6.000%, due 05/01/37	57,713	0.0
53,906		6.000%, due 05/01/37	61,463	0.0
60,635		6.000%, due 06/01/37	69,135	0.0
12,330		6.000%, due 06/01/37	14,059	0.0
22,180		6.000%, due 06/01/37	25,355	0.0
4,513		6.000%, due 06/01/37	5,145	0.0
176,496		6.000%, due 06/01/37	202,105	0.0
15,512		6.000%, due 06/01/37	17,702	0.0
6,186		6.000%, due 06/01/37	7,053	0.0
6,000		6.000%, due 06/01/37	6,842	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
6,936		6.000%, due 07/01/37	$7,908	0.0
39,540		6.000%, due 07/01/37	45,411	0.0
34,558		6.000%, due 07/01/37	39,418	0.0
46,354		6.000%, due 07/01/37	52,964	0.0
21,961		6.000%, due 07/01/37	25,076	0.0
22,910		6.000%, due 07/01/37	26,151	0.0
9,675		6.000%, due 07/01/37	11,032	0.0
68,184		6.000%, due 07/01/37	77,953	0.0
204,704		6.000%, due 07/01/37	233,921	0.0
72,128		6.000%, due 07/01/37	82,360	0.0
163,423		6.000%, due 07/01/37	186,332	0.0
180,480		6.000%, due 08/01/37	205,781	0.0
18,028		6.000%, due 08/01/37	20,555	0.0
14,149		6.000%, due 08/01/37	16,326	0.0
154,019		6.000%, due 08/01/37	175,791	0.0
143,038		6.000%, due 08/01/37	163,090	0.0
57,199		6.000%, due 08/01/37	65,256	0.0
20,510		6.000%, due 08/01/37	23,385	0.0
185,644		6.000%, due 08/01/37	212,025	0.0
43,626		6.000%, due 08/01/37	49,742	0.0
114,938		6.000%, due 08/01/37	131,051	0.0
865,691		6.000%, due 09/01/37	988,422	0.0
3,158		6.000%, due 09/01/37	3,601	0.0
43,699		6.000%, due 09/01/37	49,909	0.0
13,653		6.000%, due 09/01/37	15,567	0.0
10,152		6.000%, due 09/01/37	11,575	0.0
54,921		6.000%, due 09/01/37	62,771	0.0
15,209		6.000%, due 09/01/37	17,341	0.0
138,736		6.000%, due 09/01/37	158,357	0.0
9,650		6.000%, due 10/01/37	11,003	0.0
90,271		6.000%, due 10/01/37	103,104	0.0
9,228		6.000%, due 10/01/37	10,526	0.0
41,816		6.000%, due 10/01/37	47,678	0.0
155,781		6.000%, due 11/01/37	177,620	0.0
117,725		6.000%, due 11/01/37	134,229	0.0
2,943		6.000%, due 11/01/37	3,363	0.0
152,046		6.000%, due 12/01/37	173,820	0.0
88,776		6.000%, due 12/01/37	101,264	0.0
29,257		6.000%, due 12/01/37	33,381	0.0
4,063		6.000%, due 12/01/37	4,673	0.0
203,088		6.000%, due 12/01/37	232,490	0.0
35,550		6.000%, due 12/01/37	40,533	0.0
385,577		6.000%, due 02/01/38	440,713	0.0
103,859		6.000%, due 02/01/38	118,553	0.0
261,341		6.000%, due 02/01/38	297,977	0.0
10,613		6.000%, due 03/01/38	12,101	0.0
4,003		6.000%, due 03/01/38	4,628	0.0
45,304		6.000%, due 03/01/38	51,724	0.0
208,951		6.000%, due 05/01/38	238,244	0.0
11,782		6.000%, due 05/01/38	13,444	0.0
39,168		6.000%, due 06/01/38	44,742	0.0
3,127		6.000%, due 06/01/38	3,565	0.0
143,272		6.000%, due 07/01/38	163,357	0.0
206,932		6.000%, due 07/01/38	235,941	0.0
3,537		6.000%, due 08/01/38	4,053	0.0
1,432		6.000%, due 08/01/38	1,633	0.0
1,701		6.000%, due 08/01/38	1,940	0.0
42,177		6.000%, due 09/01/38	48,156	0.0
85,838		6.000%, due 09/01/38	98,117	0.0
21,105		6.000%, due 09/01/38	24,063	0.0
12,131		6.000%, due 09/01/38	13,832	0.0
128,585		6.000%, due 10/01/38	146,611	0.0
166,264		6.000%, due 10/01/38	189,572	0.0
37,114		6.000%, due 10/01/38	42,709	0.0
3,612		6.000%, due 10/01/38	4,119	0.0
113,768		6.000%, due 10/01/38	129,717	0.0
4,753		6.000%, due 10/01/38	5,427	0.0
50,938		6.000%, due 10/01/38	58,148	0.0
227,260		6.000%, due 11/01/38	259,119	0.0
2,087		6.000%, due 11/01/38	2,380	0.0
2,515		6.000%, due 11/01/38	2,868	0.0
127,178		6.000%, due 12/01/38	145,007	0.0
5,534		6.000%, due 12/01/38	6,310	0.0
207,577		6.000%, due 12/01/38	237,268	0.0
4,988		6.000%, due 10/01/39	5,763	0.0
67,197		6.000%, due 10/01/39	76,635	0.0
1,338,722		6.000%, due 02/01/40	1,527,412	0.1
58,729		6.000%, due 04/01/40	67,096	0.0
230,082		6.000%, due 09/01/40	265,777	0.0
636,885		6.000%, due 10/01/40	726,837	0.0
938,581		6.000%, due 05/01/41	1,071,980	0.0
5,051,769	^	6.017%, due 02/25/42	767,724	0.0
4,453,536	^	6.167%, due 09/25/40	909,034	0.0
6,018,031	^	6.167%, due 10/25/40	1,075,604	0.0
11,911,007	^	6.187%, due 06/25/40	1,885,406	0.1
11,086,535	^	6.247%, due 10/25/35	2,082,190	0.1
1,354,820		6.250%, due 10/25/36	1,521,243	0.1
1,667,471	^	6.267%, due 08/25/26	240,229	0.0
6,011,729	^	6.307%, due 01/25/37	1,338,755	0.0
14,481,787	^	6.317%, due 10/25/35	2,810,650	0.1
212		6.500%, due 02/01/17	214	0.0
484		6.500%, due 02/01/17	490	0.0
2,894		6.500%, due 03/01/17	2,944	0.0
144		6.500%, due 03/01/17	145	0.0
2,636		6.500%, due 04/01/17	2,641	0.0
11,548		6.500%, due 04/01/27	13,216	0.0
11,584		6.500%, due 02/01/28	13,257	0.0
52		6.500%, due 06/01/29	59	0.0
1,801		6.500%, due 07/01/29	2,062	0.0
14,659		6.500%, due 01/01/32	16,778	0.0
21,198		6.500%, due 04/01/32	25,231	0.0
22,510		6.500%, due 09/01/32	25,765	0.0
26,425		6.500%, due 10/01/32	30,246	0.0
34,273		6.500%, due 10/01/32	39,230	0.0
13,808		6.500%, due 03/01/38	16,701	0.0
851,186		6.500%, due 06/17/38	851,591	0.0
2,595		7.000%, due 08/01/25	2,906	0.0
1,062		7.000%, due 12/01/25	1,077	0.0
5,196		7.000%, due 12/01/25	5,323	0.0
4,679		7.000%, due 02/01/26	5,059	0.0
4,670		7.000%, due 03/01/26	4,813	0.0
21,176		7.000%, due 03/01/26	23,279	0.0
9,948		7.000%, due 03/01/26	11,003	0.0
9,740		7.000%, due 03/01/26	9,828	0.0
1,392		7.000%, due 12/01/27	1,470	0.0
649,987		7.000%, due 03/01/38	748,925	0.0
885,962		7.000%, due 04/01/38	1,103,107	0.0
1,088		7.500%, due 11/01/29	1,135	0.0
21,228		7.500%, due 09/01/31	26,833	0.0
12,897		10.000%, due 02/25/19	13,857	0.0
1,118,911		14.418%, due 03/25/38	1,474,350	0.1
219,879		22.268%, due 07/25/35	358,526	0.0
322,210		23.501%, due 01/25/35	409,159	0.0
107,705		26.868%, due 02/25/34	135,764	0.0
2,406,436		31.285%, due 11/25/36	4,456,903	0.1
			827,286,587	17.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: 6.7%
82,520		0.841%, due 03/16/32	$82,505	0.0
75,901		3.000%, due 08/20/45	78,752	0.0
19,734,766		3.000%, due 11/20/45	20,475,905	0.4
24,670,020		3.000%, due 01/20/46	25,596,502	0.5
145,525,000	W	3.500%, due 12/20/41	153,813,104	3.2
9,612,099	^	4.000%, due 08/16/26	1,053,259	0.0
2,204,631		4.000%, due 11/20/40	2,376,945	0.1
594,656		4.000%, due 10/20/41	632,950	0.0
1,169,658		4.000%, due 03/20/44	1,323,555	0.0
9,596,214		4.000%, due 10/20/45	10,276,727	0.2
3,536,051		4.000%, due 03/20/46	3,809,135	0.1
4,660,875	^	4.500%, due 12/20/37	168,164	0.0
2,000,000		4.500%, due 05/20/39	2,164,202	0.1
5,180,421		4.500%, due 05/20/39	5,740,585	0.1
5,731,955		4.500%, due 05/20/40	6,433,477	0.1
3,579,575	^	4.500%, due 05/20/40	340,001	0.0
3,186,201		4.500%, due 08/20/41	3,469,507	0.1
3,489,481		4.750%, due 05/20/39	3,877,394	0.1
9,833		5.000%, due 11/15/35	10,858	0.0
20,504		5.000%, due 11/15/35	22,997	0.0
27,506		5.000%, due 11/15/35	30,792	0.0
15,800		5.000%, due 11/15/35	17,715	0.0
94,096		5.000%, due 06/15/37	105,141	0.0
575,321		5.000%, due 03/15/38	641,491	0.0
74,785		5.000%, due 03/15/38	83,639	0.0
20,224		5.000%, due 06/15/38	22,355	0.0
6,841		5.000%, due 07/15/38	7,579	0.0
9,141		5.000%, due 09/15/38	10,195	0.0
113,491		5.000%, due 11/15/38	126,064	0.0
90,772		5.000%, due 11/15/38	101,092	0.0
2,338,324		5.000%, due 12/15/38	2,604,191	0.1
49,827		5.000%, due 12/15/38	55,572	0.0
241,206		5.000%, due 12/15/38	268,423	0.0
3,098,733		5.000%, due 01/15/39	3,451,882	0.1
321,867		5.000%, due 01/15/39	355,164	0.0
291,478		5.000%, due 01/15/39	321,631	0.0
264,387		5.000%, due 02/15/39	293,210	0.0
128,762		5.000%, due 02/15/39	143,403	0.0
338,800		5.000%, due 02/15/39	376,336	0.0
9,038		5.000%, due 03/15/39	9,973	0.0
226,116		5.000%, due 03/15/39	251,127	0.0
336,734		5.000%, due 03/15/39	375,201	0.0
468,517		5.000%, due 03/15/39	522,400	0.0
281,056		5.000%, due 04/15/39	313,235	0.0
502,991		5.000%, due 05/15/39	560,485	0.0
158,365		5.000%, due 05/15/39	176,403	0.0
3,483		5.000%, due 05/15/39	3,882	0.0
296,886		5.000%, due 07/15/39	329,778	0.0
227,734		5.000%, due 09/15/39	253,630	0.0
23,325		5.000%, due 11/15/39	25,893	0.0
2,604,880	^	5.000%, due 11/20/39	378,983	0.0
10,044,810	^	5.000%, due 01/20/40	2,406,247	0.1
6,390,805	^	5.000%, due 03/20/40	1,046,347	0.0
4,893		5.000%, due 04/15/40	5,436	0.0
41,399		5.000%, due 06/15/40	46,119	0.0
531,070		5.000%, due 09/15/40	591,192	0.0
74,880		5.000%, due 09/15/40	83,414	0.0
180,691		5.000%, due 10/15/40	201,274	0.0
3,130,574	^	5.000%, due 10/20/40	366,898	0.0
275,054		5.000%, due 05/15/42	303,508	0.0
1,076,453		5.000%, due 02/20/43	1,195,214	0.0
4,057,457		5.140%, due 10/20/60	4,323,299	0.1
20,886,106	^	5.159%, due 04/16/44	3,405,465	0.1
9,682,812	^	5.168%, due 06/20/44	1,926,735	0.1
2,429,253		5.288%, due 10/20/60	2,605,964	0.1
6,069,007	^	5.418%, due 06/20/40	912,248	0.0
27,665,243	^	5.500%, due 11/20/43	5,858,873	0.1
25,823,595	^	5.500%, due 12/16/43	4,914,039	0.1
1,146,869		5.500%, due 03/20/60	1,226,249	0.0
22,222,101	^	5.618%, due 07/20/39	3,704,502	0.1
26,726,582	^	5.659%, due 05/16/40	4,140,070	0.1
26,190,209	^	5.759%, due 12/16/39	3,580,249	0.1
27,452,609	^	5.759%, due 04/16/44	4,654,702	0.1
22,378,610	^	5.768%, due 05/20/37	4,108,576	0.1
3,824,065	^	5.768%, due 06/20/38	348,034	0.0
7,841,566	^	5.768%, due 04/20/39	1,427,025	0.0
4,338,056	^	5.868%, due 05/20/39	418,715	0.0
3,725,104	^	5.968%, due 04/20/38	646,983	0.0
25,187,672	^	6.000%, due 05/16/44	6,534,498	0.1
2,928,612	^	6.059%, due 05/16/38	549,599	0.0
8,492,051	^	6.059%, due 01/16/39	1,461,073	0.0
12,331,080	^	6.188%, due 08/20/40	2,828,568	0.1
5,175,794	^	6.209%, due 09/16/40	1,048,396	0.0
11,573,296	^	6.238%, due 06/20/41	2,312,193	0.1
2,194,684	^	6.329%, due 02/16/35	448,032	0.0
3,163,903	^	6.568%, due 04/20/36	213,813	0.0
152,913		7.000%, due 05/16/32	177,745	0.0
812,866		20.647%, due 03/20/37	1,320,796	0.0
390,737		23.682%, due 04/16/37	509,426	0.0
			325,814,905	6.7

	Total U.S. Government Agency Obligations
	(Cost $1,759,869,841)		1,798,675,321	37.2

U.S. TREASURY OBLIGATIONS: 11.7%
		U.S. Treasury Bonds: 5.2%
231,000		2.500%, due 02/15/45	225,342	0.0
100,840,000	L	1.625%, due 02/15/26	99,429,854	2.1
138,979,000		3.000%, due 11/15/45	150,097,320	3.1
			249,752,516	5.2

		U.S. Treasury Notes: 6.5%
60,551,000		0.875%, due 03/31/18	60,729,565	1.2
20,000		1.000%, due 12/31/17	20,097	0.0
76,807,000		1.000%, due 03/15/19	77,125,058	1.6
113,749,000		1.250%, due 03/31/21	113,922,240	2.4
490,000		1.375%, due 01/31/21	493,713	0.0
63,713,000		1.500%, due 02/28/23	63,558,687	1.3
367,000		1.750%, due 01/31/23	372,204	0.0
			316,221,564	6.5

	Total U.S. Treasury Obligations
	(Cost $563,111,830)		565,974,080	11.7

ASSET-BACKED SECURITIES: 7.7%
		Automobile Asset-Backed Securities: 1.4%
2,680,000		AmeriCredit Automobile Receivables Trust 2012-5, 2.350%, 12/10/18	2,694,973	0.1
4,855,000		AmeriCredit Automobile Receivables Trust 2013-1, 2.090%, 02/08/19	4,859,518	0.1
4,270,000		AmeriCredit Automobile Receivables Trust 2013-4, 3.310%, 10/08/19	4,354,441	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
5,470,000		AmeriCredit Automobile Receivables Trust 2013-5, 2.860%, 12/08/19	$5,512,459	0.1
2,980,000		Capital Auto Receivables Asset Trust 2015-2 B, 2.290%, 05/20/20	2,970,098	0.1
2,390,000		Capital Auto Receivables Asset Trust 2015-2 C, 2.670%, 08/20/20	2,364,767	0.0
1,700,000		CarMax Auto Owner Trust 2015-2, 2.390%, 03/15/21	1,708,381	0.0
3,530,000		GM Financial Automobile Leasing Trust 2015-2 B, 2.420%, 07/22/19	3,526,993	0.1
3,420,000		GM Financial Automobile Leasing Trust 2015-2 C, 2.990%, 07/22/19	3,433,422	0.1
2,570,000	#	MMCA Automobile Trust, 1.920%, 12/16/19	2,573,950	0.1
2,360,000	#	MMCA Automobile Trust, 2.260%, 10/15/20	2,359,373	0.0
3,135,000		Santander Drive Auto Receivables Trust 2013-2, 2.570%, 03/15/19	3,156,913	0.1
2,775,000		Santander Drive Auto Receivables Trust 2013-4, 3.920%, 01/15/20	2,846,730	0.1
10,500,000	#	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	10,704,456	0.2
7,030,000	#	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	7,181,623	0.1
6,130,000		Santander Drive Auto Receivables Trust 2014-3, 2.650%, 08/17/20	6,114,275	0.1
1,850,000	#	SunTrust Auto Receivables Trust 2015-1 B, 2.200%, 02/15/21	1,878,543	0.0
			68,240,915	1.4

		Home Equity Asset-Backed Securities: 0.2%
2,067,495		Bear Stearns Asset Backed Securities Trust, 3.072%, 10/25/36	1,991,946	0.0
1,300,000		Home Equity Asset Trust 2005-2, 1.528%, 07/25/35	1,172,309	0.0
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, 1.348%, 03/25/35	2,076,418	0.1
532,777		New Century Home Equity Loan Trust 2005-2, 0.923%, 06/25/35	432,005	0.0
71,289		Renaissance Home Equity Loan Trust, 1.316%, 08/25/33	66,380	0.0
2,600,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	2,469,687	0.1
82,597		Securitized Asset Backed Receivables, LLC Trust, 0.513%, 11/25/36	26,569	0.0
139,158		Specialty Underwriting & Residential Finance, 0.633%, 12/25/36	139,097	0.0
			8,374,411	0.2

		Other Asset-Backed Securities: 6.1%
3,000,000	#	1776 CLO Ltd. 2006-1A D, 2.370%, 05/08/20	2,648,841	0.1
2,300,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/45	2,211,615	0.0
2,584,093	#,^	American Homes 4 Rent 2015-SFR1 XS, 04/17/52	–	–
2,000,000	#	American Homes 4 Rent 2015-SFR2 Trust Class C, 4.691%, 10/17/45	1,975,814	0.0
2,200,000	#	American Homes 4 Rent 2015-SFR2 Trust Class D, 5.036%, 10/17/25	2,148,428	0.0
12,742,383	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 10/17/45	–	–
2,500,000	#	Apidos Cinco CDO Ltd., 2.868%, 05/14/20	2,454,055	0.1
3,500,000	#	ARES XI CLO Ltd. 2007-11A C, 1.867%, 10/11/21	3,307,360	0.1
3,150,000	#	ARES XII CLO Ltd., 2.629%, 11/25/20	3,077,191	0.1
1,500,000	#	ARES XII CLO Ltd., 3.879%, 11/25/20	1,482,189	0.0
6,750,000	#	Atrium V, 1.308%, 07/20/20	6,507,378	0.1
1,750,000	#	Atrium V, 4.318%, 07/20/20	1,748,353	0.0
1,299,181	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	1,281,318	0.0
10,000,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.332%, 03/17/21	9,607,970	0.2
8,224,288	#	Callidus Debt Partners CLO Fund VI Ltd. 6A A1T, 0.879%, 10/23/21	8,068,215	0.2
3,000,000	#	Canaras Summit CLO Ltd., 1.103%, 06/19/21	2,892,045	0.1
7,000,000	#	Canaras Summit CLO Ltd., 1.423%, 06/19/21	6,639,430	0.1
4,250,000	#	Carlyle High Yield Partners IX Ltd., 1.032%, 08/01/21	4,042,205	0.1
65,926		Chase Funding Mortgage Loan Asset-Backed Certificates, 1.173%, 10/25/32	61,456	0.0
106,708		Chase Funding Trust Series 2003-5 2A2, 1.033%, 07/25/33	96,080	0.0
10,400,000	#	CIFC Funding 2006-II Ltd., 2.235%, 03/01/21	10,213,403	0.2
5,103,743	#	CIFC Funding 2006-II Ltd., 4.635%, 03/01/21	5,039,737	0.1
4,200,000	#	CIFC Funding Ltd, 1.768%, 08/14/24	4,198,467	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
3,000,000	#	Clydesdale CLO 2006 Ltd, 1.298%, 12/19/18	$2,891,520	0.1
8,450,000	#	ColumbusNova CLO IV Ltd. 2007-2A C, 2.872%, 10/15/21	8,276,555	0.2
6,500,000	#	Cornerstone CLO Ltd., 3.022%, 07/15/21	6,236,737	0.1
1,762,857		Countrywide Asset-Backed Certificates 2006-26 2A3, 0.603%, 06/25/37	1,669,989	0.0
454,628		Countrywide Asset-Backed Certificates, 0.613%, 08/25/36	446,984	0.0
308,233		Countrywide Asset-Backed Certificates, 0.613%, 09/25/36	303,778	0.0
13,912		C-BASS Trust 2006-CB9 A1, 0.493%, 11/25/36	7,237	0.0
490,160	#	Denali Capital CLO VI Ltd., 2.324%, 04/21/20	488,860	0.0
4,033,281	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	4,009,281	0.1
4,600,477	#	DRB Prime Student Loan Trust 2015-D, 3.200%, 01/25/40	4,565,548	0.1
5,242,433		FBR Securitization Trust, 1.116%, 10/25/35	4,485,888	0.1
1,000,000	#	Flagship CLO V, 0.973%, 09/20/19	977,145	0.0
1,500,000	#	Flagship CLO V, 1.323%, 09/20/19	1,449,451	0.0
1,500,000	#	Fraser Sullivan CLO II Ltd. 2006-2A E, 4.123%, 12/20/20	1,449,533	0.0
516,250	#	Fraser Sullivan CLO II Ltd., 1.023%, 12/20/20	514,379	0.0
6,500,000	#	Fraser Sullivan CLO II Ltd., 1.343%, 12/20/20	6,407,219	0.1
3,250,000	#	Fraser Sullivan CLO II Ltd., 2.123%, 12/20/20	3,148,850	0.1
1,600,000	#	Gale Force 3 CLO Ltd. 2007-3A D, 2.020%, 04/19/21	1,497,366	0.0
2,875,000	#	GoldenTree Loan Opportunities III Ltd., 1.866%, 05/01/22	2,709,969	0.1
4,125,000	#	GoldenTree Loan Opportunities V Ltd., 3.870%, 10/18/21	4,066,099	0.1
153,037		GSAMP Trust, 0.503%, 12/25/36	77,593	0.0
1,999,637	#	GSC Group CDO Fund VIII Ltd, 1.370%, 04/17/21	1,991,682	0.0
5,000,000	#	Gulf Stream - Compass CLO 2007-1A B Ltd., 1.521%, 10/28/19	4,934,285	0.1
5,050,000	#	Gulf Stream - Compass CLO 2007-1A D Ltd., 4.071%, 10/28/19	5,049,939	0.1
3,825,000	#	Gulf Stream - Compass CLO, 2.621%, 10/28/19	3,788,919	0.1
1,900,000	#	Gulf Stream-Rashinban CLO 2006-1A C Ltd., 1.315%, 11/26/20	1,865,620	0.0
6,646,737	#	HERO Funding Trust 2015-2 A, 3.990%, 09/20/40	6,596,887	0.1
6,693,857	#	HERO Funding Trust 2015-3A A, 4.280%, 09/20/41	6,636,624	0.1
1,317,287	#	Hillmark Funding, 0.868%, 05/21/21	1,292,131	0.0
2,900,000	#	Invitation Homes Trust 2014-SFR2 E, 3.588%, 06/17/32	2,729,057	0.1
2,000,000	#	Jersey Street CLO Ltd., 2.174%, 10/20/18	1,968,268	0.0
4,250,000	#	Kingsland III Ltd., 1.275%, 08/24/21	4,009,816	0.1
3,800,000	#	KKR Financial CLO 2007-1 Ltd, 5.618%, 05/15/21	3,799,814	0.1
4,100,000	#	KKR Financial CLO 2007-1 Ltd., 2.868%, 05/15/21	4,006,651	0.1
1,750,000	#	Landmark IX CDO Ltd., 2.072%, 04/15/21	1,649,130	0.0
2,041,401		Lehman XS Trust, 1.233%, 10/25/35	1,892,162	0.0
58,753		Long Beach Mortgage Loan Trust, 0.993%, 10/25/34	54,934	0.0
6,500,000	#	Madison Park Funding II Ltd. 2006-2A D, 5.380%, 03/25/20	6,499,916	0.1
2,500,000	#	Madison Park Funding II Ltd., 5.793%, 03/25/20	2,612,100	0.1
1,500,000	#	Madison Park Funding III Ltd. 2006-3A D, 4.069%, 10/25/20	1,451,162	0.0
1,000,000	#	Madison Park Funding Ltd., 2.430%, 03/25/20	969,383	0.0
4,000,000	#	Madison Park Funding Ltd., 5.869%, 07/26/21	3,889,656	0.1
3,771,796	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	3,710,505	0.1
3,943,998	#	Marketplace Loan Trust Series 2015-AV2, 4.000%, 10/15/21	3,879,908	0.1
1,650,000	#	Momentum Capital Fund Ltd, 7.620%, 09/18/21	1,649,878	0.0
2,900,000	#	Momentum Capital Fund Ltd., 2.020%, 09/18/21	2,857,512	0.1
7,170,000	#	MSIM Peconic Bay Ltd., 2.624%, 07/20/19	7,128,314	0.2
12,750,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.619%, 03/25/20	12,324,800	0.3
4,650,000	#	Muir Grove CLO Ltd., 3.619%, 03/25/20	4,598,153	0.1
5,000,000	#	Oak Hill Credit Partners V Ltd., 5.620%, 04/16/21	5,003,695	0.1
2,500,000	#	Ocean Trails CLO I, 1.371%, 10/12/20	2,367,655	0.1
2,500,000		Park Place Securities, Inc., 1.513%, 03/25/35	2,278,871	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,850,000		Popular ABS Mortgage Pass-Through Trust 2005-D, 4.300%, 01/25/36	$1,832,659	0.0
8,200,000	#	Progress Residential 2015-SFR2 Trust E, 4.427%, 06/12/32	7,736,921	0.2
4,580,000	#	Purchasing Power Funding 2015-A A2, 4.750%, 12/25/49	4,557,100	0.1
1,500,000	#	Regatta Funding Ltd. 2007-1A B2L, 3.934%, 06/15/20	1,459,865	0.0
8,251,059		Securitized Asset Backed Receivables LLC Trust 2006-NC2 A3, 0.673%, 03/25/36	7,165,801	0.2
299,363		Securitized Asset Backed Receivables, LLC Trust, 0.493%, 12/25/36	92,891	0.0
701,880		Small Business Administration, 5.290%, 12/01/27	783,340	0.0
2,332,965		Small Business Administration, 5.471%, 03/10/18	2,497,899	0.1
1,680,727		Small Business Administration, 5.902%, 02/10/18	1,783,023	0.0
628,474	#	SoFi Professional Loan Program 2015-C LLC A2, 2.510%, 08/25/33	619,942	0.0
1,593,652		Specialty Underwriting & Residential Finance Trust Series 2005-BC2, 1.408%, 12/25/35	1,407,872	0.0
2,548,562	#	SpringCastle America Funding LLC, 2.700%, 05/25/23	2,538,937	0.1
4,630,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	4,585,085	0.1
2,500,000	#	St James River CLO Ltd. 2007-1A D, 2.935%, 06/11/21	2,404,805	0.1
89,285		Structured Asset Investment Loan Trust 2005-3, 1.003%, 04/25/35	89,491	0.0
1,000,000	#	Symphony CLO VII Ltd. 2011-7A F, 6.021%, 07/28/21	998,038	0.0
4,000,000	#	Telos CLO 2006-1A D Ltd., 2.317%, 10/11/21	3,923,856	0.1
1,400,000	#	Telos CLO 2006-1A E Ltd., 4.867%, 10/11/21	1,398,193	0.0
2,010,000	#	Trade MAPS 1 Ltd., 2.692%, 12/10/18	1,994,266	0.0
			296,738,942	6.1

	Total Asset-Backed Securities
	(Cost $376,389,923)		373,354,268	7.7

MUTUAL FUNDS: 12.7%
		Affiliated Investment Companies: 12.7%
8,247,071		Voya Emerging Markets Corporate Debt Fund - Class P	79,171,879	1.6
12,816,308		Voya Emerging Markets Hard Currency Debt Fund - Class P	119,960,641	2.5
8,165,367		Voya Emerging Markets Local Currency Debt Fund - Class P	60,668,679	1.3
2,228,928		Voya Floating Rate Fund - Class P	21,598,315	0.4
11,631,043		Voya High Yield Bond Fund - Class P	88,512,235	1.8
11,812,079		Voya Investment Grade Credit Fund - Class P	126,507,365	2.6
11,871,018		Voya Securitized Credit Fund - Class P	118,591,474	2.5

	Total Mutual Funds
	(Cost $649,693,095)		615,010,588	12.7

	Total Long-Term Investments
	(Cost $5,319,170,359)		5,342,298,828	110.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Commercial Paper: 1.0%
8,500,000	Dominion Resources Inc., 0.550%, 06/07/16	8,491,282	0.2
5,000,000	Duke Energy, 0.520%, 05/02/16	4,997,750	0.1
10,000,000	Enterprise Products, 0.510%, 04/27/16	9,996,272	0.2
5,000,000	Enterprise Products, 0.500%, 04/20/16	4,998,647	0.1
15,000,000	Monsanto Company, 0.700%, 08/08/16	14,963,004	0.3
5,000,000	Thomson Reuters Corporation, 0.520%, 06/06/16	4,995,236	0.1
		48,442,191	1.0

	Securities Lending Collateralcc: 1.2%
13,232,542	Barclays Capital, Inc., Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $13,232,651, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $13,497,194, due 05/15/17-11/15/45)	13,232,542	0.3

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
13,232,542	Cantor Fitzgerald, Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $13,232,669, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $13,497,193, due 04/25/16-01/20/66)	$13,232,542	0.3
12,494,600	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $12,494,713, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $12,744,492, due 04/01/16-02/20/61)	12,494,600	0.2
13,232,542	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $13,232,669, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $13,497,194, due 08/15/17-02/15/44)	13,232,542	0.3
3,522,759	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $3,522,796, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $3,600,336, due 04/15/18-01/15/29)	3,522,759	0.1
		55,714,985	1.2

	U.S. Treasury Notes: 0.0%
150,000	United States Treasury Note, 0.500%, 2/28/17
	(Cost $149,779)	149,871	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
3,716,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $3,716,000)	3,716,000	0.1

	Total Short-Term Investments
	(Cost $107,984,861)	108,023,047	2.3

	Total Investments in Securities (Cost $5,427,155,220)	$5,450,321,875	112.8
	Liabilities in Excess of Other Assets	(617,170,716)	(12.8)
	Net Assets	$4,833,151,159	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $5,429,721,321.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$98,989,802
Gross Unrealized Depreciation	(78,389,248)

Net Unrealized Appreciation	$20,600,554

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Mutual Funds	$615,010,588	$–	$–	$615,010,588
Corporate Bonds/Notes	–	1,454,600,100	–	1,454,600,100
Collateralized Mortgage Obligations	–	520,235,638	2,650,688	522,886,326
Municipal Bonds	–	3,811,574	–	3,811,574
Short-Term Investments	3,716,000	104,307,047	–	108,023,047
U.S. Treasury Obligations	–	565,974,080	–	565,974,080
Foreign Government Bonds	–	7,986,571	–	7,986,571
U.S. Government Agency Obligations	–	1,798,675,321	–	1,798,675,321
Asset-Backed Securities	–	368,797,168	4,557,100	373,354,268
Total Investments, at fair value	$618,726,588	$4,824,387,499	$7,207,788	$5,450,321,875
Other Financial Instruments+
Centrally Cleared Swaps	–	12,462,688	–	12,462,688
Forward Foreign Currency Contracts	–	82,996	–	82,996
Futures	276,678	–	–	276,678
Total Assets	$619,003,266	$4,836,933,183	$7,207,788	$5,463,144,237
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(27,404,848)	$–	$(27,404,848)
Forward Foreign Currency Contracts	–	(2,147,330)	–	(2,147,330)
Futures	(3,007,672)	–	–	(3,007,672)
Total Liabilities	$(3,007,672)	$(29,552,178)	$–	$(32,559,850)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument.OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$75,893,382	$883,818	$-	$2,394,679	$79,171,879	$883,818	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	114,426,869	1,428,670	-	4,105,102	119,960,641	1,428,670	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	56,096,074	-	-	4,572,605	60,668,679	-	-	-
Voya Floating Rate Fund - Class P	21,237,355	248,085	-	112,875	21,598,315	248,085	-	-
Voya High Yield Bond Fund - Class P	96,391,981	1,472,233	(11,699,761)	2,347,782	88,512,235	1,469,254	(979,762)	-
Voya Investment Grade Credit Fund - Class P	121,933,330	1,156,020	-	3,418,015	126,507,365	1,155,710	-	-
Voya Securitized Credit Fund - Class P	117,360,889	1,345,284	-	(114,699)	118,591,474	1,345,283	-	-
	$603,339,880	$6,534,110	$(11,699,761)	$16,836,359	$615,010,588	$6,530,820	$(979,762)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2016, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Deutsche Bank AG	Singapore Dollar	1,301,141	Buy	04/22/16	$909,284	$965,267	$55,983
Morgan Stanley	Czech Koruna	19,403,537	Buy	05/20/16	790,248	817,261	27,013
							$82,996

Credit Suisse Group AG	Japanese Yen	10,946,559	Sell	10/17/13	$2,844,592	$3,005,713	$(161,121)
Barclays Bank PLC	Russian Ruble	225,086,922	Sell	05/20/16	3,089,256	3,308,085	(218,829)
Barclays Bank PLC	Philippine Peso	30,666,070	Sell	04/22/16	630,341	666,133	(35,792)
Barclays Bank PLC	Indonesian Rupiah	50,194,746,125	Sell	04/22/16	3,544,076	3,798,789	(254,713)
BNP Paribas Bank	Colombian Peso	6,651,495,118	Sell	05/20/16	2,114,943	2,208,975	(94,032)
Citigroup, Inc.	Swiss Franc	6,689,361	Sell	04/19/13	1,921,402	2,005,030	(83,628)
Citigroup, Inc.	Thai Baht	142,019,697	Sell	04/22/16	3,948,831	4,035,259	(86,428)
Deutsche Bank AG	Turkish Lira	11,701,978	Sell	05/20/16	3,927,994	4,099,102	(171,108)
Deutsche Bank AG	Malaysian Ringgit	20,214,909	Sell	04/22/16	4,722,006	5,200,962	(478,956)
Goldman Sachs & Co.	Mexican Peso	78,679,027	Sell	05/20/16	4,406,067	4,534,385	(128,318)
Goldman Sachs & Co.	Polish Zloty	13,782,743	Sell	05/20/16	3,495,708	3,691,288	(195,580)
Goldman Sachs & Co.	Romanian New Leu	2,063,414	Sell	05/20/16	509,496	525,721	(16,225)
JPMorgan Chase & Co.	Chilean Peso	200,391,584	Sell	05/20/16	292,992	297,882	(4,890)
Citigroup, Inc.	British Pound	884,306,740	Sell	04/19/13	3,131,747	3,202,951	(71,204)
Morgan Stanley	South African Rand	56,586,342	Sell	05/20/16	3,650,580	3,797,086	(146,506)
							$(2,147,330)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

At March 31, 2016, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CBOE Volatility Index	685	05/18/16	$12,073,125	$(39,716)
U.S. Treasury 10-Year Note	1,652	06/21/16	215,405,321	(1,187,089)
U.S. Treasury 5-Year Note	1,933	06/30/16	234,210,128	(362,991)
U.S. Treasury Ultra Long Bond	805	06/21/16	138,887,656	(1,174,358)
			$600,576,230	$(2,764,154)
Short Contracts
U.S. Treasury 2-Year Note	(372)	06/30/16	(81,375,000)	(243,518)
U.S. Treasury Long Bond	(181)	06/21/16	(29,763,188)	276,678
			$(111,138,188)	$33,160

At March 31, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.372% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/30	USD	50,908,000	$3,113,032	$3,113,032
Receive a fixed rate equal to 2.510% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/35	USD	29,003,000	2,250,168	2,250,168
Receive a fixed rate equal to 2.593% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/40	USD	40,443,000	3,863,694	3,863,694
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.619%	Chicago Mercantile Exchange	10/13/45	USD	35,916,000	(3,809,910)	(3,809,910)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	444,148,000	(10,091,487)	(10,091,487)
Receive a fixed rate equal to 1.460% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/20	USD	225,664,000	3,235,794	3,235,794
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.603%	Chicago Mercantile Exchange	11/05/20	USD	497,453,000	(10,258,765)	(10,258,765)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.780%	Chicago Mercantile Exchange	10/13/22	USD	112,415,000	(2,955,317)	(2,955,317)
Receive a fixed rate equal to 2.126% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/10/26	USD	159,717,000	(289,369)	(289,369)
					$(14,942,160)	$(14,942,160)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$82,996
Interest rate contracts	Futures contracts	276,678
Interest rate contracts	Interest rate swaps	12,462,688
Total Asset Derivatives		$12,822,362

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$2,147,330
Interest rate contracts	Futures contracts	3,007,672
Interest rate contracts	Interest rate swaps	27,404,848
Total Liability Derivatives		$32,559,850

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2016:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$-	$-	$-	$-	$55,983	$-	$-	$27,013	$82,996
Total Assets	$-	$-	$-	$-	$55,983	$-	$-	$27,013	$82,996

Liabilities:
Forward foreign currency contracts	$509,334	$94,032	$241,260	$161,121	$650,064	$340,123	$4,890	$146,506	$2,147,330
Total Liabilities	$509,334	$94,032	$241,260	$161,121	$650,064	$340,123	$4,890	$146,506	$2,147,330

Net OTC derivative instruments by counterparty, at fair value	$(509,334)	$(94,032)	$(241,260)	$(161,121)	$(594,081)	$(340,123)	$(4,890)	$(119,493)	$(2,064,334)

Total collateral pledged by the Portfolio/(Received from counterparty)	$520,000	$-	$-	$-	$-	$-	$-	$-	$520,000

Net Exposure(1)	$10,666	$(94,032)	$(241,260)	$(161,121)	$(594,081)	$(340,123)	$(4,890)	$(119,493)	$(1,544,334)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2016